UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2022

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

(b)	Not applicable

Semi-Annual Report 2022 January 31, 2022 (Unaudited) Domini Impact Equity FundSM Domini International Opportunities FundSM Domini Sustainable Solutions FundSM Domini Impact International Equity FundSM Domini Impact Bond FundSM

Thousands of starfish washed ashore. A little girl began placing them back in the water so they wouldn’t die. “Don’t bother, dear,” her mother said, “it won’t make a difference.” The girl stopped for a moment and looked at the starfish in her hand. “It will make a difference to this one.” Sign up for Domini news and impact updates at domini.com/subscribe

TABLE OF CONTENTS

2	Letter to Shareholders

4	Rethinking the Premise: A Circular Economy

Fund Performance and Holdings

12	Domini Impact Equity Fund

22	Domini International Opportunities Fund

35	Domini Sustainable Solutions Fund

40	Domini Impact International Equity Fund

51	Domini Impact Bond Fund

72	Expense Example

Financial Statements

75	Domini Impact Equity Fund

76	Domini International Opportunities Fund

77	Domini Sustainable Solutions Fund

78	Domini Impact International Equity Fund

118	Domini Impact Bond Fund

140	Proxy Voting Information

140	Quarterly Portfolio Schedule Information

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder,

While suddenly sustainability appears to be everywhere — in the news, in our competitors’ language, in an increasing number of portfolios — it has been at the core of our work at Domini Impact Investments for 30 years. What others call trendy has emerged from the work you, our shareholders, did. It has been developed by the work that we, the impact mutual fund industry, did. And it has been elevated by our combined efforts, which have demonstrated to the world that social, environmental, and financial returns aren’t mutually exclusive.

As continuous innovators, we know there’s always potential for even more progress. This year, we’re primed for it. In 2021, the work of leaders, activists, and investors like you set the stage for an especially productive 2022. Central to our work is a fundamental belief that transparency leads to understanding and that understanding leads to societal action — action to protect our natural ecosystems and to strive for universal human dignity. With the “sudden” popularity of our field, global stock exchanges, the U.S. Securities and Exchange Commission, non-governmental organizations, and companies themselves are standardizing and reporting on an ever-growing number of topics of great use to responsible investors.

We are, and have been since our inception, part of the cast asking for greater transparency in critical matters of people and our planet. We continue to use our unique position to refine and focus the discussion. Our strong emphasis on the importance of forests and Mother Earth’s other solutions to climate change is urgent. The stakes are too high. One by one we find we are bringing in partners among the new converts. Their voices, added to our activism, keep our forest work moving forward. Gradually these partners are looking at our other initiatives and are not only integrating their thoughts into the investment decision-making process, but are also joining us in direct activism to address working conditions, racial justice, and various other issues.

These past six months have been difficult for Americans and for investors. COVID-19 has not subsided to the point that we wish it had. The diminishment of faith in democracy and growth of authoritarian governments has those of us whose parents survived World War II feeling sick at heart. People like you who do what can be done, by taking the one small step that is matched by so many others, have never been so important. And over the last six months, we have begun to see our collective efforts working. Responsible investors have made a real impact. We have created a world in which global finance, that massive structure which supersedes government, the consumer, and faith in power, has begun to use its presence to do good. This is a day we could only dream of 30 years ago when we launched our first fund.

Thank you for your support as we continue to invest in change. Whether you’ve been with us for 30 years or 30 days, you inspire us to continue to help build a greater and greener future.

Carole Laible CEO	Amy Domini Founder and Chair

RETHINKING THE PREMISE: A CIRCULAR ECONOMY

The reshaping of an industry often starts with a question: What if?

What if we invested our money in a way that reflected our values?

Over thirty years ago, Amy Domini asked this question and began to rethink the premise of how we invest. She identified companies that cared about environmental sustainability and human dignity. She gave investors the tools to apply socially responsible values to their portfolios. And she told investors: just because you want a seat at the table doesn’t mean you have to take the hand you’re dealt.

Reimagining an industry can seem radical — until it isn’t. From our experience, thirty years is about the length of time needed for the extraordinary to feel ordinary. Suddenly at the forefront of finance, impact investing is everywhere.

Today, it’s no longer a challenge for the financial industry to understand the importance of impact investing as it relates to protecting people and our planet. Instead, the question everyone asks is: how do we address it? Which brings us to the circular economy.

The circular economy gives us an opportunity to deliver on climate commitments and other sustainability objectives. It’s crucial to helping us determine how to address our global challenges. That’s because just as Amy did with investing, the circular economy rethinks the premise. It asks: What if, instead of responding to environmental decay, we avoided creating waste and pollution in the first place? What if we dealt ourselves a different, more sustainable hand?

The EPA defines the circular economy as “a change to the model in which resources are mined, made into products, and then become waste. A circular economy reduces material use, redesigns materials to be less resource intensive, and recaptures ‘waste’ as a resource to manufacture new materials and products.”

At Domini, we factor circular approaches into the way we analyze and engage with companies. We’re excited to share what we’ve learned about this topic with our shareholders so that, together, we can help advance the transition towards a more circular and sustainable way of doing things.

The Throwaway Economy

Despite all the innovation of recent centuries, how we consume things — and get rid of them once we’re done — is only now beginning to evolve. Take the location of our office, which is also our nation’s largest and most densely populated city: New York. In the 1800s, New Yorkers dumped their trash onto the streets and into surrounding rivers. Piles of waste made the streets smelly and unsanitary. Shoreline debris ruined beaches and obstructed shipping waterways.

The city started to adjust in the 1900s but relied primarily on a series of half-measures — ocean-dumping, incineration, and landfills — to remedy the situation. The waste issue had been moved out of sight, where it could continue to get worse.1

This challenge, of course, isn’t unique to New York. The entire world takes part in what’s called the throwaway economy. It’s a linear path, and that path ends at the landfill.

LINEAR ECONOMY

All this waste takes a serious toll. Unbridled resource extraction can result in scarcity and conflict. Inefficient practices — both in production and disposal — are a major driver of climate-warming greenhouse gas emissions. Trash and hazardous refuse are destabilizing ecosystems around the world and reducing biodiversity.2

The costs of the throwaway economy are daunting, but we’re beginning to mount a response. New York, for example, has recently jumped to the forefront of progress. Policymakers, businesses, and non-profits are teaming up to rethink how the city addresses issues like food waste, textile recycling, and climate change.3 New initiatives are giving us a glimpse into a sustainable future.

1. https://www.newyorker.com/books/page-turner/the-history-of-new-york-told-through-its-trash

2. https://ellenmacarthurfoundation.org/topics/circular-economy-introduction/overview

3. https://edc.nyc/article/moving-toward-a-circular-economy-in-nyc

CIRCULAR ECONOMY

The Building Blocks of The Circular Economy

So what’s the antidote to our linear, throwaway economy? It’s forging a path that’s circular.

When we produce goods, we need to design them so that we’re never really done with them. Everything should be reused and reusable — able to be passed on from consumer to consumer, or broken down and reincorporated into nature. There should be no beginning and end-point for a product. Instead, its cycle just restarts. That’s what a circular economy looks like — and there are a few building blocks that enable this kind of resilient, sustainable system.

Renewable Energy A circular economy is underpinned by the energy we use to power it. It’s estimated that renewable electricity generation grew by more than 8% globally in 2021. The uptick is cause for optimism, but we have a long way to go. Renewables accounted for about 30% of global energy last year, and continued growth in clean energy is integral to a successful transition.[4]

4. https://www.iea.org/reports/global-energy-review-2021/renewables

Reimagined Design Creating a circular economy is, above all, a design challenge. Waste and pollution are not inherent to producing goods, even if it’s what we’ve become accustomed to. A more circular approach would mean companies learn to design goods that can be produced and used without adverse environmental side effects. It’s a big shift — but remember, it’s not unfathomable. Some companies have shown that they’re able to drastically reduce the release of greenhouse gases and hazardous substances from their production processes. Others have found ways to distribute their products in completely biodegradable packaging.[5] These kinds of innovations need to become the rule, not the exception.

Non-Stop Circulation Some of the items we use on a daily basis are pretty heavy-duty. Chances are, there’s not going to be a biodegradable washing machine on the market any time soon. So how do we ensure that all items fit into a more sustainable approach? Through circulation. Our throwaway economy has made it so that we hold onto expensive, intricate products — phones, computers, appliances, etc. — for just a few years before sending them off to the dump. In a circular economy, longevity becomes the focal point for companies and consumers. Products should be built to last. And once they’re no longer functional, their components should be easy to dismantle and reuse in new products.

Regenerating Nature Ultimately, the foundation of a circular economy is nature. We can’t simply aim to reduce the toll we take on the environment, although that work is crucially important. We need to actively improve the health of ecosystems — and we can do this by being more conscious of where our products come from and where they go after we’ve used them. Agricultural producers can replace harmful chemical fertilizers with more organic solutions. Companies can return organic matter to the land and environment. These efforts help to replenish the natural resources we need to produce energy and goods, thereby restarting the cycle.

5. https://www.nytimes.com/wirecutter/blog/ethique-shampoo-bar-review/

Our Circular Approach

Companies’ high-waste, high-pollution practices won’t work long-term. So, at Domini, our in-house research team identifies companies that are implementing circular approaches and supply chains as leaders in their industry. These companies help create a better future — and are more likely to thrive, as businesses, in that future.

With this in mind, our investment standards are explicit about valuing companies that are better positioned to transition into a more sustainable economy. The environmental footprint of products can be lightened by starting with responsibly sourced materials, minimizing the environmental effects of product packaging and use, and encouraging product take-back and recycling. Those companies willing to invest in the research and development necessary to eliminate toxins are providing a long-term benefit to workers and the environment and often produce valuable innovations. Companies have been notably successful in finding nontoxic alternatives to volatile organic compounds used as solvents. The long-term benefits of such decisions can often outweigh short-term costs.

We seek out companies that make substantial use of recycled materials in their manufacturing processes, that have found nontoxic substitutes for toxic chemicals used in manufacturing processes, and that are investing in making their products and services compatible with the ecosystems they affect.

LEVEL OF PLASTIC WASTE IN U.S. MUNICIPAL SOLID WASTE DISPOSAL

Source: https://www.statista.com/chart/18064/plastic-waste-in-the-us-municipal-solid-waste-disposal/

Company Highlights

We have identified several companies that are paving the way for meaningful waste and pollution reductions in various industries. Here are a few examples:

Tomra Systems Plastic makes up a huge share of global waste, so it’s crucial that companies and consumers work to keep plastics in circulation for much longer. Tomra, which is based in Norway, is the global leader in recycling machines that enable circular waste management. Its sorting systems allow industrial recyclers to more efficiently separate materials and optimize resource recovery. Its reverse vending machines, where individuals can return glass, cans, and plastic bottles, receive 40 billion empty drink containers for recycling every year.

Levi Strauss & Co On average, an item of clothing is thrown out after being worn only seven to 10 times. As textile waste approaches 100 million tons per year globally, Levi Strauss & Co has made strides to pursue a more circular future. A major aspect of Levi’s approach is simple but effective: longevity. It has sustained its focus on making clothes that last for many, many wears over several years. Further, the company has begun offering customers more options to keep their denim in use longer, through tailoring and re-sale programs. Its overarching plan is to develop sustainable materials, production methods, and customer programs so that the company is circular-ready by 2025.

SSAB The discussion around the circular economy often underscores consumer goods, but a range of industrial processes will have to be improved as well. SSAB is a Swedish steel company that has adopted an industry-leading emphasis on sustainability. Its current aim is to deliver fossil-fuel-free steel to the market in 2026 — and, more broadly, to become a fossil-fuel-free company by 2045. Among other circular approaches, SSAB has increased its use of steel scrap and operates some of the most carbon-efficient blast furnaces in the world.

Ecosystems in Focus

We are all interconnected. So are our investments. That’s why Domini is diving deeper into relationships between key ecosystems, companies, and the circular economy.

At Domini, we take a holistic approach to investing and recognize that every ecosystem is affected by the flow of capital. Investments have impacts and implications for all of our social, financial, and environmental systems. Understanding these systems — and ensuring their resilience — is more important than ever. Some examples:

Forests Around the world, forests have been directly and deeply harmed by the throwaway economy. Various industries have hacked away at our world’s forests for land and lumber — with little to no intention of mitigating pollution or regenerating nature.[6]

Domini launched its Forest Project with the goals of understanding the drivers of forest destruction and encouraging stakeholders to reverse this damage. Forest ecosystems would benefit immensely from a more circular economy. When we analyze and engage with companies, we go beyond asking them to be neutral with respect to the forest. We focus on identifying and promoting business strategies with solutions for forest value creation that we can help to accelerate.

Oceans More than three billion people depend on marine and coastal biodiversity for their livelihoods. Yet, today, our oceans are under severe threat from climate change, toxic pollution, and unsustainable fishing practices.[7]

Domini has looked closely at the fishing industry — exploring what it means for seafood to be more sustainable and how various initiatives might protect marine ecosystems. Many of the industry’s most pressing issues, like overfishing and plastic contamination, are not likely to improve until stakeholders can implement more circular approaches. Fishing fleets must work to regenerate the nature they affect — and ensure that fish populations, as well as the ecosystems they rely on, are able to become healthier and more resilient.[8]

6. https://www.weforum.org/agenda/2021/02/ice-age-forest-lost-demand-agriculture

7. https://www.un.org/en/conf/ocean/background.shtml

8. https://webgate.ec.europa.eu/fpfis/cms/farnet2/sites/default/files/publication/en_farnetguide17.pdf

360 Degrees of Impact

Impact is when care reaches; the adoption of and investment in circular practices represent 360-degrees of caring. By identifying companies at the forefront of sustainable innovation and transformation, understanding the relationships between ecosystems and organizations, and implementing standards, we work to ensure a more sustainable tomorrow today, help fuel prosperity for our future, and pave the way to make “investing for good” the way all investing is done.

An investment in the Domini Funds is not a bank deposit and not insured. Investing involves risk, including possible loss of principal. The market value of Fund investments will fluctuate. The Domini Impact Equity Fund is subject to certain risks including impact investing, portfolio management, information, market, recent events, and mid- to large-cap companies risks. The Domini International Opportunities Fund is subject to certain risks including foreign investing, geographic focus, country, currency, impact investing, and portfolio management risks. The Domini Sustainable Solutions Fund is subject to certain risks including sustainable investing, portfolio management, information, market, recent events, mid- to large-cap companies and small-cap companies risks. The Domini Impact International Equity Fund is subject to certain risks including foreign investing, emerging markets, geographic focus, country, currency, impact investing, and portfolio management risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. These risks may be heightened in connection with investments in emerging market countries. The Domini Impact Bond Fund is subject to certain risks including impact investing, portfolio management, style, information, market, recent events, interest rate and credit risks.

The Adviser’s evaluation of environmental and social factors in its investment selections and the timing of the Subadviser’s implementation of the Adviser’s investment selections will affect the Funds’ exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of a Fund depending on whether such investments are in or out of favor. The value of your investment may decrease if the Adviser’s or Subadviser’s judgement about Fund investments does not produce the desired results. There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available or complete, which could negatively impact the Adviser’s ability to evaluate such factors and Fund performance.

As of 1/31/22, Tomra Systems ASA and SSAB represented 1.07% and 0.05% of the Domini Sustainable Solutions Fund’s portfolio and Domini International Opportunities Fund’s portfolio, respectively. As of 1/31/22, Levi Strauss & Co was not held by any of the Domini Funds. The composition of the Fund’s portfolio is subject to change. As of 1/31/22, the following company, Ethique was not publicly traded and therefore not held in any of the Domini Funds. The Domini Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein is to be considered a recommendation concerning the merits of any noted company, or an offer of sale or solicitation of an offer to buy shares of any Fund or company referenced herein. Such offering is only made by prospectus, which includes details as to the offering price and other material information. Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other important information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-582-6757 or at domini.com.

The Domini Funds are only offered for sale in the United States. DSIL Investment Services LLC, Distributor, Member FINRA. Domini Impact Investments LLC is the Funds’ Adviser. The Funds are subadvised by unafilliated entities. 3/22

DOMINI IMPACT EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2022, about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDING (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Apple, Inc.	8.8%	NVIDIA Corp.	1.9%

Microsoft Corp.	7.6%	Home Depot, Inc. (The)	1.3%

Alphabet, Inc. Class A	5.0%	Procter & Gamble Co. (The)	1.3%

Amazon.com, Inc.	4.3%	Visa, Inc. Class A	1.2%

Tesla, Inc.	2.5%	Mastercard, Inc. Class A	1.1%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 01/31/2022, included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 1/31/2022 (Unaudited)	Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares	Class Y shares	S&P 500

1 Year	11.61%	6.33%	11.63%	11.99%	11.97%	23.29%

5 Year	14.60%	13.50%	14.61%	15.00%	14.91%	16.78%

10 Year	12.68%	12.13%	12.68%	13.09%	13.02%	15.43%

NOTE: The Fund’s current investment strategy commenced on December 1, 2018 with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018 reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2021, the Fund’s annual operating expenses totaled 1.09% and 0.74% (gross and net) for Investor and Institutional shares, respectively, and 1.31%/1.09% and 1.05%/0.80% (gross/net) for Class A and Class Y shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class Y share expenses to 1.09%, 1.09%, 0.74% and 0.80%, respectively. These expense limitations are in effect through November 30, 2022, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including impact investing, portfolio management, information, market, recent events, and mid- to large-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 99.3%
Common Stocks – 99.3%
Communication Services – 10.1%
Alphabet, Inc., Class A (a)	19,450	$52,633,061
Altice USA, Inc., Class A (a)	8,300	119,686
AT&T, Inc.	243,285	6,203,767
Charter Communications, Inc., Class A (a)	3,958	2,348,440
Comcast Corp., Class A	154,121	7,704,509
Electronic Arts, Inc.	9,718	1,289,190
Lumen Technologies, Inc.	33,100	409,116
Match Group, Inc. (a)	9,100	1,025,570
Netflix, Inc. (a)	14,938	6,380,617
New York Times Co. (The), Class A	93,026	3,723,831
Omnicom Group, Inc.	7,400	557,664
Pinterest, Inc., Class A (a)	19,300	570,508
Roku, Inc. (a)	4,000	656,200
SoftBank Group Corp. ADR	78,173	1,729,968
Spotify Technology SA (a)	3,900	765,414
Take-Two Interactive Software, Inc. (a)	3,981	650,257
TELUS Corp.	45,694	1,075,180
T-Mobile US, Inc. (a)	20,200	2,185,034
Verizon Communications, Inc.	125,495	6,680,099
Walt Disney Co. (The) (a)	61,793	8,834,545

		105,542,656

Consumer Discretionary – 12.4%
Advance Auto Parts, Inc.	2,057	476,216
Amazon.com, Inc. (a)	14,884	44,525,040
Aptiv PLC (a)	9,100	1,242,878
Best Buy Co., Inc.	7,649	759,393
BorgWarner, Inc.	8,400	368,340
Bright Horizons Family Solutions, Inc. (a)	2,000	256,820
Chegg, Inc. (a)	69,618	1,842,788
Chipotle Mexican Grill, Inc. (a)	917	1,362,277
Cie Generale des Etablissements Michelin SCA ADR	27,250	909,333
Dollar General Corp.	7,900	1,646,992
eBay, Inc.	20,400	1,225,428
Etsy, Inc. (a)	4,300	675,444
Garmin, Ltd.	5,246	652,707
Gildan Activewear, Inc.	6,800	270,844
Home Depot, Inc. (The)	35,951	13,193,298
Lowe’s Cos., Inc.	23,541	5,587,456
MercadoLibre, Inc. (a)	1,650	1,867,899
NIKE, Inc., Class B	43,149	6,389,072
NIO, Inc. ADR (a)	47,200	1,156,872
NVR, Inc. (a)	110	585,994
O’Reilly Automotive, Inc. (a)	2,300	1,499,025
Peloton Interactive, Inc., Class A (a)	8,900	243,237
Sony Group Corp. ADR	42,155	4,707,027
Starbucks Corp.	40,267	3,959,051
Tapestry, Inc.	9,300	352,935

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Consumer Discretionary (Continued)
Target Corp.	16,551	$3,648,337
Tesla, Inc. (a)	27,933	26,165,400
TJX Cos., Inc.	38,000	2,734,860
Ulta Beauty, Inc. (a)	1,798	654,005
VF Corp.	11,800	769,478
Williams-Sonoma, Inc.	2,600	417,404

		130,145,850

Consumer Staples – 5.6%
AppHarvest, Inc. (a)	262,185	783,933
Campbell Soup Co.	6,491	286,383
Church & Dwight Co., Inc.	8,212	842,962
Clorox Co. (The)	4,100	688,226
Colgate-Palmolive Co.	28,725	2,368,376
Costco Wholesale Corp.	15,003	7,578,465
Estee Lauder Cos., Inc. (The), Class A	7,377	2,300,075
General Mills, Inc.	20,699	1,421,607
JM Smucker Co. (The)	3,746	526,613
Keurig Dr Pepper, Inc.	25,200	956,340
Kimberly-Clark Corp.	11,318	1,557,923
Kraft Heinz Co. (The)	22,123	792,003
Kroger Co. (The)	23,311	1,016,127
Lamb Weston Holdings, Inc.	4,900	314,629
L’Oreal SA ADR	35,500	3,022,470
McCormick & Co., Inc.	8,800	882,728
Mondelez International, Inc., Class A	47,147	3,160,263
PepsiCo, Inc.	46,931	8,143,467
Procter & Gamble Co. (The)	81,825	13,128,821
SunOpta, Inc. (a)	314,322	1,647,047
Sysco Corp.	16,503	1,289,710
Unilever PLC ADR	85,685	4,403,352
Walgreens Boots Alliance, Inc.	24,248	1,206,581

		58,318,101

Financials – 9.8%
Aflac, Inc.	20,315	1,276,188
AGNC Investment Corp.	18,200	270,998
Allstate Corp.	9,500	1,146,365
American Express Co.	19,648	3,533,103
Annaly Capital Management, Inc.	47,900	378,410
Aon PLC, Class A	7,000	1,935,080
Banco do Brasil SA ADR	49,300	302,455
Bank of America Corp.	243,054	11,214,512
Bank of Montreal	21,231	2,402,925
Bank of New York Mellon Corp. (The)	25,300	1,499,278
Bank of Nova Scotia (The)	39,266	2,825,581
BlackRock, Inc.	4,734	3,895,798
Canadian Imperial Bank of Commerce	14,600	1,832,592
Capital One Financial Corp.	14,318	2,100,880

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Cboe Global Markets, Inc.	3,700	$438,561
Charles Schwab Corp. (The)	51,578	4,523,391
Chubb, Ltd.	12,587	2,483,163
Cincinnati Financial Corp.	5,411	637,578
Citigroup, Inc.	67,308	4,383,097
CME Group, Inc.	11,998	2,753,541
Comerica, Inc.	4,654	431,798
Discover Financial Services	9,700	1,122,775
DNB Bank ASA ADR	30,840	737,076
East West Bancorp, Inc.	4,800	414,432
Equitable Holdings, Inc.	13,200	444,048
Everest Re Group, Ltd.	1,300	368,420
FactSet Research Systems, Inc.	1,300	548,457
Fifth Third Bancorp	23,456	1,046,841
First Republic Bank	6,100	1,058,899
Hartford Financial Services Group, Inc. (The)	11,293	811,628
Huntington Bancshares, Inc.	47,600	716,856
Intercontinental Exchange, Inc.	18,995	2,405,907
Invesco, Ltd.	13,803	312,776
KeyCorp	30,900	774,354
London Stock Exchange Group PLC ADR	47,500	1,178,000
M&T Bank Corp.	4,300	728,334
Markel Corp. (a)	450	554,733
MarketAxess Holdings, Inc.	1,300	447,824
Marsh & McLennan Cos., Inc.	17,030	2,616,489
MetLife, Inc.	21,800	1,461,908
Moody’s Corp.	5,514	1,891,302
Morgan Stanley	47,659	4,886,954
MSCI, Inc.	2,705	1,450,205
Nasdaq, Inc.	3,900	698,919
Northern Trust Corp.	6,600	769,824
PNC Financial Services Group, Inc. (The)	14,349	2,955,751
Principal Financial Group, Inc.	8,700	635,622
Progressive Corp. (The)	19,858	2,157,770
Prudential Financial, Inc.	12,761	1,423,745
Raymond James Financial, Inc.	6,450	682,861
Regions Financial Corp.	31,528	723,252
S&P Global, Inc.	8,198	3,403,974
T Rowe Price Group, Inc.	7,411	1,144,481
Toronto-Dominion Bank (The)	60,717	4,859,181
Travelers Cos., Inc. (The)	8,216	1,365,335
Truist Financial Corp.	45,102	2,833,308
US Bancorp	44,916	2,613,662

		102,511,197

Health Care – 12.5%
AbbVie, Inc.	59,552	8,152,073
ABIOMED, Inc. (a)	1,600	473,392
Agilent Technologies, Inc.	10,400	1,448,928

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
Alcon, Inc.	17,362	$1,333,054
Align Technology, Inc. (a)	2,500	1,237,400
Alnylam Pharmaceuticals, Inc. (a)	4,100	564,160
Amgen, Inc.	19,119	4,342,690
Becton Dickinson and Co.	9,651	2,452,705
Biogen, Inc. (a)	4,967	1,122,542
BioMarin Pharmaceutical, Inc. (a)	6,300	558,369
Bio-Rad Laboratories, Inc., Class A (a)	700	419,811
Bio-Techne Corp.	1,400	526,974
Bristol-Myers Squibb Co.	75,101	4,873,304
Catalent, Inc. (a)	5,900	613,187
Cerner Corp.	9,823	895,858
Cooper Cos., Inc. (The)	1,700	677,110
CSL, Ltd. ADR	30,900	2,857,323
Danaher Corp.	21,915	6,263,088
DENTSPLY SIRONA, Inc.	7,516	401,505
DexCom, Inc. (a)	11,750	5,058,140
Edwards Lifesciences Corp. (a)	21,072	2,301,062
Exact Sciences Corp. (a)	32,211	2,459,632
Genmab A/S ADR (a)	21,800	742,944
Gilead Sciences, Inc.	42,846	2,942,663
GlaxoSmithKline PLC ADR	84,025	3,766,001
Guardant Health, Inc. (a)	3,300	229,515
Henry Schein, Inc. (a)	4,800	361,440
Hologic, Inc. (a)	80,421	5,648,771
IDEXX Laboratories, Inc. (a)	2,819	1,430,079
Illumina, Inc. (a)	5,349	1,865,838
Incyte Corp. (a)	6,500	483,145
Inspire Medical Systems, Inc. (a)	15,677	3,469,163
Insulet Corp. (a)	2,300	570,400
Koninklijke Philips NV	30,776	1,024,225
Masimo Corp. (a)	1,800	395,766
Merck & Co., Inc.	85,835	6,993,836
Mettler-Toledo International, Inc. (a)	790	1,163,417
Moderna, Inc. (a)	11,800	1,998,094
Neurocrine Biosciences, Inc. (a)	3,100	244,962
Novo Nordisk A/S ADR	55,578	5,550,575
Organon & Co.	8,823	281,542
PerkinElmer, Inc.	3,900	671,463
Pfizer, Inc.	190,970	10,062,209
QIAGEN N.V. (a)	7,600	376,124
Quest Diagnostics, Inc.	4,115	555,607
Regeneron Pharmaceuticals, Inc. (a)	3,542	2,155,626
ResMed, Inc.	4,946	1,130,656
Sanofi ADR	74,216	3,859,232
Seagen, Inc. (a)	36,816	4,952,120
STERIS PLC	3,500	785,400
Stryker Corp.	11,228	2,785,105
Teladoc Health, Inc. (a)	26,633	2,043,018

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
Teleflex, Inc.	1,500	$465,285
Thermo Fisher Scientific, Inc.	13,388	7,782,444
Veeva Systems, Inc., Class A (a)	4,806	1,136,811
Vertex Pharmaceuticals, Inc. (a)	8,643	2,100,681
Waters Corp. (a)	1,963	628,396
West Pharmaceutical Services, Inc.	2,500	983,050

		130,667,910

Industrials – 6.4%
ABB, Ltd. ADR	57,600	2,002,752
Allegion PLC	3,100	380,463
Ameresco, Inc., Class A (a)	114,019	5,770,502
AO Smith Corp.	4,500	343,890
Assa Abloy AB ADR	66,242	904,203
Brambles, Ltd. ADR	25,600	349,440
Carrier Global Corp.	29,200	1,392,256
CH Robinson Worldwide, Inc.	4,200	439,530
Cintas Corp.	3,000	1,174,590
Copart, Inc. (a)	7,100	917,675
CoStar Group, Inc. (a)	13,710	961,894
Cummins, Inc.	4,941	1,091,368
Deere & Co.	9,445	3,555,098
Deutsche Post AG ADR	34,037	2,040,859
Donaldson Co., Inc.	4,000	222,640
Emerson Electric Co.	20,126	1,850,586
Expeditors International of Washington, Inc.	5,900	675,432
Fastenal Co.	19,358	1,097,211
Fortune Brands Home & Security, Inc.	4,800	452,016
Generac Holdings, Inc. (a)	2,100	592,998
Graco, Inc.	5,700	413,592
Hubbell, Inc.	1,800	337,122
IAA, Inc. (a)	4,400	202,092
IDEX Corp.	2,600	560,144
IHS Markit, Ltd.	12,194	1,424,137
Illinois Tool Works, Inc.	9,452	2,211,012
Ingersoll Rand, Inc.	12,969	728,987
JB Hunt Transport Services, Inc.	2,800	539,112
JetBlue Airways Corp. (a)	10,288	150,513
Johnson Controls International PLC	23,936	1,739,429
Lennox International, Inc.	1,200	340,344
Masco Corp.	8,100	512,973
Nidec Corp. ADR	68,956	1,521,169
Nordson Corp.	1,800	418,572
Old Dominion Freight Line, Inc.	3,500	1,056,755
Otis Worldwide Corp.	14,300	1,221,649
Owens Corning	3,633	322,247
PACCAR, Inc.	10,600	985,694
Pentair PLC	5,500	350,350
Plug Power, Inc. (a)	19,000	415,530

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
RELX PLC ADR	64,900	$1,987,887
Rockwell Automation, Inc.	3,972	1,148,782
Roper Technologies, Inc.	3,557	1,554,978
Schneider Electric SE ADR	95,800	3,226,544
Siemens AG ADR	55,236	4,360,330
Snap-on, Inc.	1,700	354,025
Stanley Black & Decker, Inc.	5,654	987,471
Toro Co. (The)	3,700	357,346
Trane Technologies PLC	8,007	1,386,012
Trex Co., Inc. (a)	4,000	365,880
United Parcel Service, Inc., Class B	24,893	5,033,614
United Rentals, Inc. (a)	2,500	800,300
Vestas Wind Systems A/S ADR	98,600	881,188
Westinghouse Air Brake Technologies Corp.	6,191	550,380
Wolters Kluwer NV ADR	8,700	886,269
WW Grainger, Inc.	1,470	727,812
Xylem, Inc.	6,300	661,626

		66,937,270

Information Technology – 37.1%
Accenture PLC, Class A	22,400	7,920,192
Adobe, Inc. (a)	16,161	8,634,822
Advanced Micro Devices, Inc. (a)	40,950	4,678,537
Analog Devices, Inc.	18,211	2,986,058
Apple, Inc.	527,996	92,283,141
Applied Materials, Inc.	30,602	4,228,584
ASML Holding NV	13,800	9,345,360
Atlassian Corp. PLC, Class A (a)	4,600	1,491,964
Autodesk, Inc. (a)	20,177	5,040,013
Automatic Data Processing, Inc.	14,368	2,962,251
Broadcom, Inc.	13,513	7,916,996
Cadence Design Systems, Inc. (a)	9,384	1,427,682
Cerence, Inc. (a)	32,222	2,045,775
Cisco Systems, Inc.	132,591	7,381,341
Crowdstrike Holdings, Inc., Class A (a)	6,600	1,192,224
DocuSign, Inc. (a)	19,689	2,476,286
Dropbox, Inc., Class A (a)	10,500	259,875
Enphase Energy, Inc. (a)	48,960	6,877,411
First Solar, Inc. (a)	2,900	227,302
Fiserv, Inc. (a)	20,600	2,177,420
Five9, Inc. (a)	2,300	289,110
Infineon Technologies AG ADR	41,500	1,710,630
Intel Corp.	138,079	6,741,017
International Business Machines Corp.	30,566	4,082,701
Intuit, Inc.	9,422	5,231,377
KLA Corp.	5,110	1,989,170
Lam Research Corp.	4,800	2,831,616
Mastercard, Inc., Class A	29,352	11,341,026
Micron Technology, Inc.	38,100	3,134,487

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
Microsoft Corp.	255,561	$79,474,360
NetApp, Inc.	7,708	666,819
NortonLifeLock, Inc.	18,400	478,584
NVIDIA Corp.	81,708	20,007,021
Okta, Inc. (a)	5,000	989,450
Palo Alto Networks, Inc. (a)	14,480	7,491,952
Paychex, Inc.	10,931	1,287,235
Paycom Software, Inc. (a)	1,700	570,010
PayPal Holdings, Inc. (a)	40,000	6,877,600
QUALCOMM, Inc.	38,000	6,678,880
salesforce.com, Inc. (a)	32,234	7,498,595
ServiceNow, Inc. (a)	6,800	3,983,304
Shopify, Inc., Class A (a)	3,800	3,664,112
Snowflake, Inc., Class A (a)	9,100	2,510,690
Splunk, Inc. (a)	5,600	693,952
STMicroelectronics NV	120,949	5,677,346
Synopsys, Inc. (a)	5,243	1,627,951
Texas Instruments, Inc.	31,452	5,645,319
Twilio, Inc., Class A (a)	5,600	1,154,272
Ultra Clean Holdings, Inc. (a)	75,874	3,825,567
Visa, Inc., Class A	56,800	12,846,456
VMware, Inc., Class A	6,696	860,302
WEX, Inc. (a)	1,516	244,046
Workday, Inc., Class A (a)	6,500	1,644,565
Zoom Video Communications, Inc., Class A (a)	20,047	3,092,851

		388,395,607

Materials – 2.1%
Air Liquide SA ADR	79,500	2,711,268
Air Products and Chemicals, Inc.	7,559	2,132,545
AptarGroup, Inc.	2,100	246,330
Avery Dennison Corp.	2,900	595,718
CRH PLC ADR	25,800	1,300,578
Ecolab, Inc.	8,648	1,638,364
International Paper Co.	13,700	661,025
Linde PLC	17,430	5,554,592
Novozymes A/S ADR	6,937	475,184
Nucor Corp.	9,492	962,489
PPG Industries, Inc.	8,042	1,256,160
Sherwin-Williams Co. (The)	8,192	2,347,090
Smurfit Kappa Group PLC ADR	8,400	445,788
Steel Dynamics, Inc.	6,400	355,328
Vulcan Materials Co.	4,344	826,707
Westrock Co.	8,885	410,132

		21,919,298

Real Estate – 2.8%
Alexandria Real Estate Equities, Inc.	5,286	1,029,924
American Tower Corp.	15,509	3,900,514

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Real Estate (Continued)
Boston Properties, Inc.	4,946	$554,348
CBRE Group, Inc., Class A (a)	10,822	1,096,701
Crown Castle International Corp.	14,622	2,668,661
Digital Realty Trust, Inc.	9,592	1,431,414
Duke Realty Corp.	12,900	745,362
Equinix, Inc.	3,031	2,197,172
Equity LifeStyle Properties, Inc.	5,700	446,253
Essex Property Trust, Inc.	2,200	731,500
Extra Space Storage, Inc.	4,500	891,855
Federal Realty Investment Trust	2,500	318,725
Host Hotels & Resorts, Inc. (a)	23,922	414,807
Kilroy Realty Corp.	3,700	236,800
Mid-America Apartment Communities, Inc.	4,000	826,720
Prologis, Inc.	25,195	3,951,080
Public Storage	5,177	1,856,110
Realty Income Corp.	18,921	1,313,307
SBA Communications Corp.	3,707	1,206,406
Simon Property Group, Inc.	11,100	1,633,920
UDR, Inc.	10,169	578,006
Ventas, Inc.	13,063	692,600
WP Carey, Inc.	6,300	488,880
Zillow Group, Inc., Class A (a)	7,100	354,006

		29,565,071

Utilities – 0.5%
Alliant Energy Corp.	8,600	514,796
Consolidated Edison, Inc.	12,061	1,042,674
Eversource Energy	11,458	1,025,376
Fortis, Inc.	15,700	746,221
National Grid PLC ADR	24,419	1,787,227
SSE PLC ADR	36,700	798,225

		5,914,519

Total Investments – 99.3% (Cost $596,810,547)		1,039,917,479

Other Assets, less liabilities – 0.7%		7,635,147

Net Assets – 100.0%		$1,047,552,626

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2022, about the ten largest holdings of the Domini International Opportunities Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

ASML Holding NV	3.2%	Toronto-Dominion Bank (The)	1.6%

Toyota Motor Corp.	2.5%	Sony Group Corp.	1.6%

Novartis AG	2.3%	Unilever PLC	1.5%

Novo Nordisk A/S Class B	1.9%	Siemens AG	1.5%

Linde PLC	1.9%	AIA Group, Ltd.	1.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 01/31/2022, included herein. The composition of the Fund’s portfolio is subject to change.

* Other countries include Italy 0.9%, Norway 0.8%, Argentina 0.7%, Belgium 0.4%, Austria 0.4%, South Africa 0.3%, New Zealand 0.3%, South Korea 0.2%, Luxembourg 0.1% and Hungary 0.1%

DOMINI INTERNATIONAL OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURNS As of 1/31/2022 (Unaudited)	Investor shares	Institutional shares	MSCI EAFE (net)

1 Year	3.24%	3.54%	7.03%

5 Year	N/A	N/A	N/A

10 Year	N/A	N/A	N/A

Since Inception (11/30/2020)	4.78%	5.04%	7.93%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2021, the Fund’s (gross/net) annual operating expenses totaled 4.88%/1.40% and 2.00%/1.15% for the Investor and Institutional Class shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 1.40% and 1.15%, respectively. These expense limitations are in effect through November 30, 2022, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including, foreign investing, geographic focus, country, currency, impact investing, portfolio management and information risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) index (net) is an unmanaged index of common stocks. MSCI EAFE (net) includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses or taxes. It is not available for direct investment.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 99.8%
Common Stocks – 99.8%
Argentina – 0.7%
MercadoLibre, Inc. (a)	Retailing	148	$167,545

			167,545

Australia – 2.7%
APA Group	Utilities	3,442	23,261
ASX, Ltd.	Diversified Financials	562	33,214
Brambles, Ltd.	Commercial & Professional Services	4,200	28,752
Cochlear, Ltd.	Health Care Equipment & Services	733	100,163
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,349	249,009
Dexus	Real Estate	3,114	22,589
Fortescue Metals Group, Ltd.	Materials	5,170	72,341
GPT Group (The)	Real Estate	5,564	19,647
Magellan Financial Group, Ltd.	Diversified Financials	418	5,542
Mirvac Group	Real Estate	11,458	21,158
Reece, Ltd.	Capital Goods	859	13,215
Stockland	Real Estate	6,413	18,420
Transurban Group	Transportation	9,043	79,605

			686,916

Austria – 0.4%
Erste Group Bank AG	Banks	950	44,307
Mondi PLC	Materials	1,427	35,616
Verbund AG	Utilities	192	20,290

			100,213

Belgium – 0.4%
Elia Group SA	Utilities	83	11,176
Etablissements Franz Colruyt NV	Food & Staples Retailing	147	5,958
KBC Group NV	Banks	827	71,767
Umicore SA	Materials	565	21,342

			110,243

Canada – 2.2%
Fortis, Inc.	Utilities	1,466	69,600
Saputo, Inc.	Food, Beverage & Tobacco	800	17,921
SunOpta, Inc. (a)	Food, Beverage & Tobacco	9,412	49,319
Toronto-Dominion Bank (The)	Banks	5,239	419,392

			556,232

China – 1.0%
BYD Co., Ltd., Class H	Automobiles & Components	4,860	143,735
NIO, Inc. ADR (a)	Automobiles & Components	4,120	100,981

			244,716

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark – 3.9%
Ambu A/S, Class B	Health Care Equipment & Services	635	$13,426
Chr Hansen Holding A/S	Materials	300	24,007
Coloplast A/S, Class B	Health Care Equipment & Services	365	52,965
Demant A/S (a)	Health Care Equipment & Services	284	12,538
DSV A/S	Transportation	573	116,172
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	191	64,901
GN Store Nord A/S	Health Care Equipment & Services	372	22,463
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	4,833	479,694
Novozymes A/S, Class B	Materials	600	41,100
Orsted A/S	Utilities	528	56,134
Rockwool International A/S, Class B	Capital Goods	37	14,141
Vestas Wind Systems A/S	Capital Goods	3,139	84,759

			982,300

Finland – 1.5%
Kesko OYJ, Class B	Food & Staples Retailing	997	31,420
Kone OYJ, Class B	Capital Goods	1,071	69,211
Nokia Oyj (a)	Technology Hardware & Equipment	15,581	92,717
Nordea Bank Abp	Banks	10,145	120,378
Sampo OYJ, Class A	Insurance	1,239	61,361

			375,087

France – 8.6%
Adevinta ASA (a)	Media & Entertainment	793	8,299
Aeroports de Paris (a)	Transportation	95	12,863
Air Liquide SA	Materials	1,406	239,985
Amundi SA	Diversified Financials	179	13,884
BioMerieux	Health Care Equipment & Services	119	13,924
BNP Paribas SA	Banks	3,397	241,981
Capgemini SE	Software & Services	469	105,209
Carrefour SA	Food & Staples Retailing	1,745	33,138
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	480	80,140
Credit Agricole SA	Banks	4,363	65,496
Edenred	Software & Services	733	31,415
Eiffage SA	Capital Goods	232	24,324
Gecina SA	Real Estate	160	21,663
Getlink SE	Transportation	1,236	19,455
Hermes International	Consumer Durables & Apparel	101	151,313
Kering SA	Consumer Durables & Apparel	217	161,695
Legrand SA	Capital Goods	776	78,804
L’Oreal SA	Household & Personal Products	619	263,827
Nexans SA	Capital Goods	811	73,126
Orange SA	Telecommunication Services	5,912	69,299
Rexel SA	Capital Goods	857	19,061

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	3,226	$336,581
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	71	31,066
SEB SA	Consumer Durables & Apparel	85	12,872
Unibail-Rodamco-Westfield (a)	Real Estate	300	22,809
Valeo	Automobiles & Components	568	15,863
Worldline SA (a)	Software & Services	668	32,307

			2,180,399

Germany – 10.5%
adidas AG	Consumer Durables & Apparel	514	140,743
Allianz SE	Insurance	1,228	314,604
Aroundtown SA	Real Estate	2,930	18,058
Beiersdorf AG	Household & Personal Products	288	28,583
Carl Zeiss Meditec AG	Health Care Equipment & Services	107	17,170
Deutsche Boerse AG	Diversified Financials	542	96,132
Deutsche Post AG	Transportation	2,935	176,245
Encavis AG	Utilities	5,857	92,067
Henkel AG & Co. KGaA	Household & Personal Products	851	67,092
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,573	148,055
Knorr-Bremse AG	Capital Goods	192	19,424
LEG Immobilien SE	Real Estate	211	27,930
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	382	83,589
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	637	201,225
Nordex SE (a)	Capital Goods	6,855	109,764
Puma SE	Consumer Durables & Apparel	295	31,482
SAP SE	Software & Services	2,994	374,811
Sartorius AG, Pfd Shares	Health Care Equipment & Services	107	57,641
Siemens AG	Capital Goods	2,405	381,011
Siemens Energy AG (a)	Capital Goods	1,277	28,661
Siemens Healthineers AG	Health Care Equipment & Services	820	52,580
Symrise AG	Materials	379	45,191
Vonovia SE	Real Estate	1,695	96,329
Zalando SE (a)	Retailing	660	52,269

			2,660,656

Hong Kong – 2.6%
AIA Group, Ltd.	Insurance	36,094	376,790
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	3,731	212,936
Techtronic Industries Co., Ltd.	Capital Goods	4,232	69,824

			659,550

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hungary – 0.1%
OTP Bank Nyrt (a)	Banks	646	$37,358

			37,358

Ireland – 1.1%
Bank of Ireland Group PLC (a)	Banks	2,802	18,844
CRH PLC	Materials	2,291	115,373
Kerry Group PLC, Class A	Food, Beverage & Tobacco	460	57,833
Kingspan Group plc	Capital Goods	448	43,029
Smurfit Kappa Group PLC	Materials	757	39,811

			274,890

Italy – 0.9%
A2A S.p.A.	Utilities	4,467	8,467
Amplifon S.p.A.	Health Care Equipment & Services	361	15,311
DiaSorin SpA	Health Care Equipment & Services	68	10,460
Hera SpA	Utilities	2,430	10,081
Intesa Sanpaolo SpA	Banks	51,120	151,589
Terna SPA	Utilities	4,137	32,435

			228,343

Japan – 21.8%
Aeon Co., Ltd.	Food & Staples Retailing	2,077	47,269
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	663	11,297
Asahi Kasei Corp.	Materials	3,872	38,199
Canon, Inc.	Technology Hardware & Equipment	3,100	73,225
Central Japan Railway Co.	Transportation	521	68,275
Chiba Bank, Ltd. (The)	Banks	2,000	12,913
Daifuku Co., Ltd.	Capital Goods	364	25,239
Dai-ichi Life Holdings, Inc.	Insurance	3,005	67,556
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,640	126,571
Daiwa House Industry Co., Ltd.	Real Estate	1,853	54,008
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	840	42,019
FANUC Corp.	Capital Goods	590	116,525
Fast Retailing Co., Ltd.	Retailing	169	99,325
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,175	78,668
Fukuoka Financial Group, Inc.	Banks	500	9,807
Hankyu Hanshin Holdings, Inc.	Transportation	642	18,672
Hoya Corp.	Health Care Equipment & Services	1,129	146,211
Japan Real Estate Investment Corp.	Real Estate	4	21,968
Kao Corp.	Household & Personal Products	1,446	72,168
Keio Corp.	Transportation	352	15,813
Keyence Corp.	Technology Hardware & Equipment	582	298,145

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Kose Corp.	Household & Personal Products	96	$8,766
Kuraray Co., Ltd.	Materials	900	8,075
Kurita Water Industries, Ltd.	Capital Goods	2,546	103,399
Lasertec Corp.	Semiconductors & Semiconductor Equipment	236	52,877
Lixil Corp.	Capital Goods	878	20,072
Makita Corp.	Capital Goods	743	27,771
Mitsubishi Estate Co., Ltd.	Real Estate	3,516	50,575
Mitsui Fudosan Co., Ltd.	Real Estate	2,651	56,759
MS&AD Insurance Group Holdings, Inc.	Insurance	1,435	49,158
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,833	137,638
Nidec Corp.	Capital Goods	1,464	129,591
Nintendo Co., Ltd.	Media & Entertainment	363	177,661
Nippon Paint Holdings Co., Ltd.	Materials	2,616	20,895
Nippon Prologis REIT, Inc.	Real Estate	6	18,698
Nippon Telegraph & Telephone Corp.	Telecommunication Services	6,666	190,526
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	222	15,727
Nitto Denko Corp.	Materials	471	36,626
Nomura Holdings, Inc.	Diversified Financials	9,005	39,730
NTT Data Corp.	Software & Services	1,928	36,915
Obic Co., Ltd.	Software & Services	195	32,178
Omron Corp.	Technology Hardware & Equipment	591	43,153
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,185	28,702
Oriental Land Co., Ltd.	Consumer Services	617	107,274
ORIX Corp.	Diversified Financials	3,629	74,762
Otsuka Corp.	Software & Services	300	12,158
Rakuten Group, Inc. (a)	Retailing	2,607	22,588
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,082	201,514
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,343	38,319
Resona Holdings, Inc.	Banks	22,040	94,596
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	274	23,052
Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,109	12,576
Sekisui House, Ltd.	Consumer Durables & Apparel	1,813	36,685
Shimano, Inc.	Consumer Durables & Apparel	247	55,318
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	52,026
Shiseido Co., Ltd.	Household & Personal Products	1,225	61,716
Shizuoka Bank, Ltd. (The)	Banks	1,500	11,771
SMC Corp.	Capital Goods	193	107,513
SoftBank Group Corp.	Telecommunication Services	3,404	150,606

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Sony Group Corp.	Consumer Durables & Apparel	3,665	$409,482
Sumitomo Realty & Development Co., Ltd.	Real Estate	974	30,098
Sysmex Corp.	Health Care Equipment & Services	479	45,539
Terumo Corp.	Health Care Equipment & Services	2,111	76,963
Tobu Railway Co., Ltd.	Transportation	628	14,691
Tokio Marine Holdings, Inc.	Insurance	1,866	111,211
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	461	225,207
Tokyu Corp.	Transportation	1,598	21,207
Toray Industries, Inc.	Materials	4,416	27,873
TOTO, Ltd.	Capital Goods	499	21,450
Toyota Motor Corp.	Automobiles & Components	32,770	646,824
Unicharm Corp.	Household & Personal Products	1,229	47,433
Welcia Holdings Co., Ltd.	Food & Staples Retailing	272	7,337
Yaskawa Electric Corp.	Capital Goods	705	29,481
Yokogawa Electric Corp.	Technology Hardware & Equipment	764	12,503
Z Holdings Corp.	Media & Entertainment	7,773	39,427

			5,558,565

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	378	37,869

			37,869

Netherlands – 8.4%
ABN AMRO Bank NV	Banks	2,765	44,279
Adyen N.V. (a) (b)	Software & Services	78	158,376
Akzo Nobel NV	Materials	484	49,988
Alfen Beheer BV (a)	Capital Goods	1,389	103,354
Arcadis N.V.	Capital Goods	3,649	159,387
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,212	819,090
Basic-Fit N.V. (a)	Consumer Services	3,488	166,040
ING Groep NV	Banks	11,636	171,711
JDE Peet’s NV	Food, Beverage & Tobacco	271	8,097
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,094	100,103
Koninklijke DSM NV	Materials	510	95,396
Koninklijke KPN NV	Telecommunication Services	9,617	31,653
Koninklijke Philips NV	Health Care Equipment & Services	2,690	89,283
NN Group NV	Insurance	811	45,286
Signify NV	Capital Goods	362	19,133
Wolters Kluwer NV	Commercial & Professional Services	765	77,691

			2,138,867

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
New Zealand – 0.3%
Contact Energy, Ltd.	Utilities	2,240	$11,589
Meridian Energy, Ltd.	Utilities	3,308	9,517
Spark New Zealand, Ltd.	Telecommunication Services	5,364	15,302
Xero Ltd. (a)	Software & Services	382	30,835

			67,243

Norway – 0.8%
DNB Bank ASA	Banks	2,596	61,632
Kahoot! ASA (a)	Media & Entertainment	24,355	97,543
Orkla ASA	Food, Beverage & Tobacco	2,162	20,610
Schibsted ASA, Class A	Media & Entertainment	433	12,796
Storebrand ASA	Insurance	1,312	13,953

			206,534

Singapore – 1.1%
DBS Group Holdings, Ltd.	Banks	4,057	106,470
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,632	170,534

			277,004

South Africa – 0.3%
Clicks Group, Ltd.	Food & Staples Retailing	540	10,301
FirstRand, Ltd.	Diversified Financials	10,937	43,803
Nedbank Group, Ltd.	Banks	1,156	14,237
Sanlam, Ltd.	Insurance	4,843	19,769

			88,110

South Korea – 0.2%
Coupang Inc. (a)	Retailing	1,888	39,308

			39,308

Spain – 2.5%
Acciona SA	Utilities	68	11,819
Aena SME SA (a)	Transportation	203	32,730
Amadeus IT Group SA (a)	Software & Services	1,330	91,252
Banco Bilbao Vizcaya Argentaria SA	Banks	19,546	124,522
Banco Santander SA	Banks	51,091	178,765
Bankinter SA	Banks	1,818	10,638
CaixaBank SA (a)	Banks	12,742	40,906
EDP Renovaveis SA	Utilities	700	14,683
Grifols SA	Pharmaceuticals, Biotechnology & Life Sciences	1,310	23,050
Red Electrica Corp. SA	Utilities	1,181	23,755
Siemens Gamesa Renewable Energy SA (a)	Capital Goods	652	14,077
Telefonica SA	Telecommunication Services	15,304	71,185

			637,382

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden – 3.8%
Assa Abloy AB, Class B	Capital Goods	2,874	$78,617
Autoliv, Inc.	Automobiles & Components	282	27,929
Axfood AB	Food & Staples Retailing	2,475	62,984
Essity AB, Class B	Household & Personal Products	1,864	52,494
Fabege AB	Real Estate	753	11,223
H & M Hennes & Mauritz AB, Class B	Retailing	2,072	41,214
Industrivarden AB, Class A	Diversified Financials	814	25,706
Investment AB Latour, Class B	Capital Goods	392	12,185
Kinnevik AB, Class B (a)	Diversified Financials	727	21,707
MIPS AB	Consumer Durables & Apparel	1,677	166,567
Nibe Industrier AB, Class B	Capital Goods	4,735	44,959
Samhallsbyggnadsbolaget i Norden AB	Real Estate	24,504	147,639
Sandvik AB	Capital Goods	3,153	82,950
Sinch AB (a)	Software & Services	2,011	20,654
Skandinaviska Enskilda Banken AB, Class A	Banks	4,361	56,318
SKF AB, Class B	Capital Goods	1,153	25,251
SSAB AB, Class A (a)	Materials	2,181	12,899
Svenska Cellulosa AB SCA, Class B	Materials	1,848	32,148
Svenska Handelsbanken AB, Class A	Banks	4,414	46,995

			970,439

Switzerland – 6.6%
ABB, Ltd.	Capital Goods	5,141	177,405
Adecco Group AG	Commercial & Professional Services	491	23,277
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	69,303
EMS-Chemie Holding AG	Materials	20	20,134
Geberit AG	Capital Goods	102	68,974
Kuehne + Nagel International AG	Transportation	166	46,655
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	221	151,647
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,966	602,412
Sika AG	Materials	422	146,949
Sonova Holding AG	Health Care Equipment & Services	155	54,956
Straumann Holding AG	Health Care Equipment & Services	30	49,478
Swisscom AG	Telecommunication Services	75	42,666
Temenos AG	Software & Services	185	22,070
Zurich Insurance Group AG	Insurance	448	213,269

			1,689,195

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom – 9.9%
3i Group PLC	Diversified Financials	2,822	$52,429
Abrdn PLC	Diversified Financials	6,365	20,766
Barratt Developments PLC	Consumer Durables & Apparel	2,993	24,833
Berkeley Group Holdings PLC	Consumer Durables & Apparel	312	17,763
Bunzl PLC	Capital Goods	993	37,105
Burberry Group PLC	Consumer Durables & Apparel	1,187	30,040
Compass Group PLC	Consumer Services	5,279	119,689
Dr. Martens PLC	Consumer Durables & Apparel	1,555	6,445
Farfetch Ltd., Class A (a)	Retailing	900	19,539
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	15,009	334,131
Halma PLC	Technology Hardware & Equipment	1,212	40,980
Informa PLC (a)	Media & Entertainment	4,401	33,210
Intertek Group PLC	Commercial & Professional Services	474	34,315
J Sainsbury PLC	Food & Staples Retailing	5,841	22,897
Johnson Matthey PLC	Materials	562	14,806
Just Eat Takeaway.com NV (a)	Retailing	571	28,135
Kingfisher PLC	Retailing	6,137	27,454
Land Securities Group PLC	Real Estate	2,165	23,197
Legal & General Group PLC	Insurance	17,643	68,817
Linde PLC	Materials	1,505	479,613
London Stock Exchange Group PLC	Diversified Financials	1,060	103,537
National Grid PLC	Utilities	10,899	159,099
Next PLC	Retailing	360	36,590
Ocado Group PLC (a)	Food & Staples Retailing	1,497	30,429
Pennon Group PLC	Utilities	792	11,577
Schroders PLC	Diversified Financials	426	19,485
Segro PLC	Real Estate	3,546	62,364
Spirax-Sarco Engineering PLC	Capital Goods	217	39,021
SSE PLC	Utilities	3,148	67,569
Taylor Wimpey PLC	Consumer Durables & Apparel	10,366	21,215
Unilever PLC	Household & Personal Products	7,524	384,912
Vodafone Group PLC	Telecommunication Services	80,938	141,773

			2,513,735

United States – 7.4%
Alliant Energy Corp.	Utilities	700	41,902
Autodesk, Inc. (a)	Software & Services	504	125,894
Campbell Soup Co.	Food, Beverage & Tobacco	653	28,810
Clorox Co. (The)	Household & Personal Products	377	63,283
Consolidated Edison, Inc.	Utilities	1,100	95,095
Copart, Inc. (a)	Commercial & Professional Services	652	84,271
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	921	129,373
Eversource Energy	Utilities	1,052	94,143

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States (Continued)
Ferguson PLC	Capital Goods	655	$102,776
General Mills, Inc.	Food, Beverage & Tobacco	1,781	122,319
Kroger Co. (The)	Food & Staples Retailing	2,000	87,180
McCormick & Co., Inc.	Food, Beverage & Tobacco	813	81,552
Nucor Corp.	Materials	802	81,323
Oatly Group AB (a)	Food, Beverage & Tobacco	1,700	12,087
Pentair PLC	Capital Goods	506	32,232
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	700	34,643
Schneider Electric SE	Capital Goods	1,656	279,907
Spotify Technology SA (a)	Media & Entertainment	357	70,065
Swiss Re AG	Insurance	851	92,285
Tesla, Inc. (a)	Automobiles & Components	198	185,471
Zoom Video Communications, Inc., Class A (a)	Software & Services	332	51,221

			1,895,832

Total Investments – 99.8% (Cost $24,463,385)			25,384,531

Other Assets, less liabilities – 0.2%			52,697

Net Assets – 100.0%			$25,437,228

(a) Non-income producing security.

(b) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities was $158,376, representing 0.6% of net assets.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2022, about the ten largest holdings of the Domini Sustainable Solutions Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Palo Alto Networks, Inc.	5.1%	Enphase Energy, Inc.	3.7%

Tesla, Inc.	4.9%	Samhallsbyggnadsbolaget i Norden AB	3.6%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.7%	Federal Agricultural Mortgage Corp. Class C	3.5%

ASML Holding NV	4.1%	Hologic, Inc.	3.4%

STMicroelectronics NV	3.8%	New York Times Co. (The) Class A	3.0%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2022, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI SUSTAINABLE SOLUTIONS FUND

AVERAGE ANNUAL TOTAL RETURNS As of 1/31/2022 (Unaudited)	Investor Shares	Institutional Shares	MSCI World Investable Market Index (net)

1 Year	-20.12%	-19.95%	15.01%

5 Year	N/A	N/A	N/A

10 Year	N/A	N/A	N/A

Since Inception (4/1/2020)	31.57%	31.86%	33.55%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2021, the Fund’s (gross/net) annual operating expenses totaled 2.12%/1.40% and 1.43%/1.15% for the Investor and Institutional Class shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share and Institutional share expenses to 1.40% and 1.15%, respectively. These expenses are limitations are in effect through November 30, 2022, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including sustainable investing, portfolio management, information, market, recent events, and mid- to large-cap companies and small-cap companies risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI World Investable Market Index (net) (MSCI IMI) is a market capitalization weighted index representing the performance of large-mid- and small-capitalization companies in developed markets. The MSCI IMI includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses or taxes. You cannot invest directly in an index.

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Long Term Investments – 95.2%
Common Stocks – 95.2%
Communication Services – 3.0%
New York Times Co. (The), Class A	22,739	$910,242

		910,242

Consumer Discretionary – 13.3%
Basic-Fit N.V. (a)	13,342	635,123
Chegg, Inc. (a)	12,341	326,666
Levi Strauss & Co., Class A	28,695	629,281
MIPS AB	4,263	423,419
Puma SE	2,889	308,312
Tesla, Inc. (a)	1,592	1,491,258
YETI Holdings, Inc. (a)	4,199	275,370

		4,089,429

Consumer Staples – 1.5%
AppHarvest, Inc. (a)	65,589	196,111
SunOpta, Inc. (a)	53,793	281,876

		477,987

Financials – 14.7%
Amalgamated Financial Corp.	21,963	373,591
Amundi SA	6,413	497,436
East West Bancorp, Inc.	6,445	556,461
Federal Agricultural Mortgage Corp., Class C	8,888	1,082,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,599	1,452,798
Resona Holdings, Inc.	129,179	554,440

		4,517,284

Health Care – 19.9%
Align Technology, Inc. (a)	826	408,837
Cochlear, Ltd.	4,836	660,830
DexCom, Inc. (a)	1,833	789,070
Exact Sciences Corp. (a)	5,231	399,439
GlaxoSmithKline PLC	31,615	703,815
Hologic, Inc. (a)	14,762	1,036,883
Inspire Medical Systems, Inc. (a)	2,992	662,099
Seagen, Inc. (a)	6,577	884,672
Teladoc Health, Inc. (a)	7,339	562,975

		6,108,620

Industrials – 11.6%
Alfen Beheer BV (a)	6,214	462,378
Ameresco, Inc., Class A (a)	14,218	719,573
Arcadis N.V.	7,790	340,264
Kurita Water Industries, Ltd.	20,597	836,492
Nexans SA	3,569	321,807
TOMRA Systems ASA	6,258	312,095

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Vestas Wind Systems A/S	11,311	$305,421
Watts Water Technologies, Inc., Class A	1,800	275,778

		3,573,808

Information Technology – 27.6%
ASML Holding NV	1,856	1,256,883
Autodesk, Inc. (a)	2,788	696,414
Cerence, Inc. (a)	5,698	361,766
DocuSign, Inc. (a)	4,575	575,398
Enphase Energy, Inc. (a)	8,121	1,140,757
Halma PLC	8,428	284,966
Palo Alto Networks, Inc. (a)	3,045	1,575,483
STMicroelectronics NV	24,571	1,153,689
Ultra Clean Holdings, Inc. (a)	11,164	562,889
Wolfspeed, Inc. (a)	2,955	278,479
Zoom Video Communications, Inc., Class A (a)	3,852	594,287

		8,481,011

Real Estate – 3.6%
Samhallsbyggnadsbolaget i Norden AB	185,515	1,117,743

		1,117,743

Total Investments – 95.2% (Cost $27,299,344)		29,276,124

Other Assets, less liabilities – 4.8%		1,466,052

Net Assets – 100.0%		$30,742,176

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

United States	56.5%	United Kingdom	3.2%

Netherlands	8.8%	France	2.7%

Germany	5.7%	Australia	2.1%

Sweden	5.0%	Norway	1.0%

Japan	4.5%	Denmark	1.0%

Singapore	3.8%	Canada	0.9%

		Total	95.2%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2022, about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

BNP Paribas SA	2.4%	ABB, Ltd.	2.1%

Sanofi	2.4%	Merck KGaA	2.0%

ASML Holding NV	2.2%	Koninklijke Ahold Delhaize NV	1.9%

Vodafone Group PLC	2.2%	Nintendo Co., Ltd.	1.9%

Sika AG	2.1%	Check Point Software Technologies, Ltd.	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 01/31/2022, included herein. The composition of the Fund’s portfolio is subject to change.

* Other countries include Ireland 0.7%, Brazil 0.6%, South Korea 0.6%, Thailand 0.6%, Austria 0.5%, Norway 0.5%, India 0.3%, Singapore 0.3%, Luxembourg 0.2%, Mexico 0.2%, Russian Federation 0.1%, Hungary 0.1%, Belgium 0.1% and Colombia 0.1%.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 1/31/2022 (Unaudited)	Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional Shares	Class Y shares	MSCI EAFE (net)

1 Year	6.60%	1.57%	6.63%	7.15%	6.97%	7.03%

5 Year	5.39%	4.34%	5.36%	5.81%	5.39%[1]	7.85%

10 Year	7.20%	6.68%	7.20%	7.20%[2]	7.20%[1]	6.94%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2021, the Fund’s (gross and net) share annual operating expenses totaled 1.37%, 1.38%, 0.91%, and 0.98% for the Investor, Class A, Institutional, and Class Y shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Class Y share expenses to 1.40% and 1.12%, respectively. These expenses are limitations are in effect through November 30, 2022, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including foreign investing, emerging markets, geographic focus, country, currency, impact investing, portfolio management and style risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) index (net) is an unmanaged index of common stocks. MSCI EAFE (net) includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses or taxes. It is not available for direct investment.

1Class Y Shares were not offered prior to July 23, 2018. All performance information for time periods beginning prior to July 23, 2018 is the performance of the Investor Shares. This performance has not been adjusted to reflect the lower expenses of the Class Y Shares

2Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012 is the performance of the Investor shares. Unless otherwise noted, this performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.6%
Common Stocks – 98.6%
Australia – 5.2%
Bendigo & Adelaide Bank, Ltd.	Banks	665,819	$4,052,343
BlueScope Steel, Ltd.	Materials	1,028,868	13,437,527
Charter Hall Group	Real Estate	638,021	7,615,100
Fortescue Metals Group, Ltd.	Materials	1,691,907	23,673,920
Goodman Group	Real Estate	264,982	4,359,838
Harvey Norman Holdings, Ltd.	Retailing	1,551,621	5,388,813
IDP Education, Ltd. (a)	Consumer Services	316,678	6,595,912
IGO, Ltd.	Materials	318,280	2,683,447
JB Hi-Fi, Ltd.	Retailing	279,182	9,102,355
Mirvac Group	Real Estate	6,693	12,359
SEEK, Ltd.	Media & Entertainment	79,250	1,636,506
WiseTech Global, Ltd.	Software & Services	151,298	4,910,253

			83,468,373

Austria – 0.5%
Raiffeisen Bank International AG	Banks	124,707	3,497,524
voestalpine AG	Materials	155,877	5,170,846

			8,668,370

Belgium – 0.1%
Ageas SA	Insurance	33,656	1,616,482

			1,616,482

Brazil – 0.6%
Banco do Brasil SA	Banks	323,400	1,989,123
Itausa SA, Pfd Shs	Banks	4,279,870	8,213,159
Raia Drogasil SA	Food & Staples Retailing	2,380	10,381

			10,212,663

China – 2.1%
China Life Insurance Co., Ltd., Class H	Insurance	2,351,000	4,132,553
Chow Tai Fook Jewellery Group Ltd. (a)	Retailing	1,276,000	2,241,755
Daqo New Energy Corp. ADR (a)	Semiconductors & Semiconductor Equipment	53,177	2,133,461
Lenovo Group, Ltd.	Technology Hardware & Equipment	7,458,000	8,081,775
Li Ning Co., Ltd.	Consumer Durables & Apparel	707,142	6,899,848
SITC International Holdings Co. Ltd.	Transportation	2,834,000	10,801,320

			34,290,712

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Colombia – 0.1%
Millicom International Cellular SA (a)	Telecommunication Services	58,381	$1,556,852

			1,556,852

Denmark – 2.9%
Demant A/S (a)	Health Care Equipment & Services	172,897	7,633,059
DSV A/S	Transportation	98,569	19,984,165
GN Store Nord A/S	Health Care Equipment & Services	26,072	1,574,321
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	179	17,766
Pandora A/S	Consumer Durables & Apparel	160,727	17,439,756
Vestas Wind Systems A/S	Capital Goods	290	7,831

			46,656,898

Finland – 1.1%
Kesko OYJ, Class B	Food & Staples Retailing	382,330	12,048,855
Nordea Bank Abp	Banks	418,103	4,961,120

			17,009,975

France – 9.6%
BNP Paribas SA	Banks	536,135	38,190,853
Carrefour SA	Food & Staples Retailing	513,887	9,758,752
Credit Agricole SA	Banks	1,621,965	24,348,332
Edenred	Software & Services	96,846	4,150,689
EssilorLuxottica SA	Consumer Durables & Apparel	94,236	17,789,186
Kering SA	Consumer Durables & Apparel	18	13,412
Publicis Groupe SA	Media & Entertainment	227,406	15,375,614
Rexel SA (a)	Capital Goods	323,879	7,203,388
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	364,181	37,996,428

			154,826,654

Germany – 5.4%
adidas AG	Consumer Durables & Apparel	33	9,036
Deutsche Telekom AG	Telecommunication Services	304,221	5,730,852
Evonik Industries AG	Materials	245,927	8,005,543
GEA Group AG	Capital Goods	47,003	2,215,819
Henkel AG & Co. KGaA, Pfd Shs	Household & Personal Products	83,853	6,843,247
HUGO BOSS AG	Consumer Durables & Apparel	166,770	10,541,586
LEG Immobilien SE	Real Estate	86,696	11,475,890
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	151,052	33,053,181
Scout24 SE	Media & Entertainment	45,022	2,683,946
Telefonica Deutschland Holding AG	Telecommunication Services	1,883,016	5,393,915
Wacker Chemie AG	Materials	8,668	1,262,249

			87,215,264

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong – 1.6%
Swire Properties, Ltd.	Real Estate	691,800	$1,844,028
Techtronic Industries Co., Ltd.	Capital Goods	1,474,500	24,327,824

			26,171,852

Hungary – 0.1%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	65,725	1,726,385

			1,726,385

India – 0.3%
Cipla, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	407,142	5,168,599
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	14,432

			5,183,031

Ireland – 0.7%
AerCap Holdings NV (a)	Capital Goods	24,202	1,524,726
Bank of Ireland Group PLC (a)	Banks	626,638	4,214,247
CRH PLC	Materials	112,201	5,619,127

			11,358,100

Israel – 1.7%
Check Point Software Technologies, Ltd. (a)	Software & Services	230,706	27,917,733

			27,917,733

Italy – 3.3%
Amplifon S.p.A.	Health Care Equipment & Services	245,344	10,405,864
Assicurazioni Generali SpA	Insurance	379,568	7,970,487
Banco BPM SpA	Banks	3,929,668	12,224,246
Intesa Sanpaolo SpA	Banks	5,322,345	15,782,645
Moncler SpA	Consumer Durables & Apparel	55,118	3,529,732
Unipol Gruppo SpA	Insurance	521,545	2,927,674

			52,840,648

Japan – 21.9%
Aisin Corp.	Automobiles & Components	64,000	2,321,105
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	150,000	1,633,911
Benefit One, Inc.	Commercial & Professional Services	135,800	4,124,932
Benesse Holdings, Inc.	Consumer Services	136,482	2,658,351
Brother Industries, Ltd.	Technology Hardware & Equipment	174,675	3,212,778
Canon, Inc.	Technology Hardware & Equipment	554,900	13,107,273

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Central Japan Railway Co.	Transportation	80	$10,484
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	159,541	3,824,982
Dai-ichi Life Holdings, Inc.	Insurance	1,185,500	26,651,374
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	7,503
Fast Retailing Co., Ltd.	Retailing	13,800	8,110,595
GungHo Online Entertainment, Inc.	Media & Entertainment	170,314	3,571,981
Hachijuni Bank, Ltd. (The)	Banks	488,522	1,801,637
Hino Motors, Ltd.	Capital Goods	708,300	6,149,085
Hoya Corp.	Health Care Equipment & Services	140,569	18,204,412
Kao Corp.	Household & Personal Products	217,900	10,875,099
Kose Corp.	Household & Personal Products	41,087	3,751,838
Lasertec Corp.	Semiconductors & Semiconductor Equipment	5,900	1,321,925
M3, Inc.	Health Care Equipment & Services	44,100	1,693,361
MatsukiyoCocokara & Co.	Food & Staples Retailing	97,500	3,333,032
Medipal Holdings Corp.	Health Care Equipment & Services	260,757	4,686,430
MINEBEA MITSUMI, Inc.	Capital Goods	62,000	1,515,267
MISUMI Group, Inc.	Capital Goods	283,400	9,182,458
Mitsubishi Estate Co., Ltd.	Real Estate	1,765,025	25,388,647
Mitsui Fudosan Co., Ltd.	Real Estate	405,000	8,671,194
MS&AD Insurance Group Holdings, Inc.	Insurance	310	10,619
Nihon M&A Center Holdings, Inc.	Commercial & Professional Services	353,100	5,551,932
Nikon Corp.	Consumer Durables & Apparel	585,900	6,107,322
Nintendo Co., Ltd.	Media & Entertainment	60,877	29,794,708
Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	221,775	5,533,038
Nissan Motor Co., Ltd. (a)	Automobiles & Components	754,800	3,989,818
Nomura Real Estate Holdings, Inc.	Real Estate	430	10,057
NTN Corp. (a)	Capital Goods	5,300	10,676
NTT Data Corp.	Software & Services	679,318	13,006,636
ORIX Corp.	Diversified Financials	630	12,979
Panasonic Corp.	Consumer Durables & Apparel	1,396,600	15,356,526
Pigeon Corp.	Household & Personal Products	141,447	2,753,569
Pola Orbis Holdings, Inc.	Household & Personal Products	150,400	2,238,796
Recruit Holdings Co., Ltd.	Commercial & Professional Services	341,300	16,848,744
Ricoh Co., Ltd.	Technology Hardware & Equipment	1,041,900	8,787,162
Seiko Epson Corp.	Technology Hardware & Equipment	335,700	5,222,451
Seino Holdings Co., Ltd.	Transportation	276,620	2,741,020
Shimamura Co., Ltd.	Retailing	73,819	6,745,651
Sony Group Corp.	Consumer Durables & Apparel	170	18,994

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Sumitomo Realty & Development Co., Ltd.	Real Estate	219,200	$6,773,552
Sundrug Co., Ltd.	Food & Staples Retailing	144,096	3,624,042
Sysmex Corp.	Health Care Equipment & Services	43,000	4,088,057
T&D Holdings, Inc.	Insurance	177,300	2,616,896
Toho Gas Co., Ltd.	Utilities	119,049	3,249,604
TOPPAN, Inc.	Commercial & Professional Services	540	10,259
Toyo Seikan Group Holdings, Ltd.	Materials	137,427	1,671,867
Toyota Motor Corp.	Automobiles & Components	81,900	1,616,567
Trend Micro, Inc.	Software & Services	147,600	7,820,709
USS Co., Ltd.	Retailing	188,000	3,064,428
Yamato Holdings Co., Ltd.	Transportation	565,300	12,022,482
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	240,500	3,434,305
ZOZO, Inc.	Retailing	427,700	11,382,756

			351,925,876

Luxembourg – 0.2%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	26,053	2,610,089

			2,610,089

Mexico – 0.2%
Gruma SAB de C.V., Class B	Food, Beverage & Tobacco	184,025	2,404,205

			2,404,205

Netherlands – 4.9%
Aegon NV	Insurance	901,450	5,074,430
ASM International NV	Semiconductors & Semiconductor Equipment	14,786	5,069,097
ASML Holding NV	Semiconductors & Semiconductor Equipment	51,669	34,918,788
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	963,567	31,175,119
Randstad NV	Commercial & Professional Services	49,221	3,195,021

			79,432,455

Norway – 0.5%
Orkla ASA	Food, Beverage & Tobacco	165,021	1,573,106
Storebrand ASA	Insurance	619,820	6,591,791

			8,164,897

Russian Federation – 0.1%
Coca-Cola HBC AG (a)	Food, Beverage & Tobacco	65,335	2,158,707

			2,158,707

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore – 0.3%
DBS Group Holdings, Ltd.	Banks	182,856	$4,798,792

			4,798,792

South Africa – 1.3%
Aspen Pharmacare Holdings, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	213,778	2,859,402
Capitec Bank Holdings, Ltd.	Banks	34,250	4,468,042
Clicks Group, Ltd.	Food & Staples Retailing	242,320	4,622,720
Nedbank Group, Ltd.	Banks	428,519	5,277,404
Shoprite Holdings, Ltd.	Food & Staples Retailing	241,095	3,272,938

			20,500,506

South Korea – 0.6%
E-MART, Inc.	Food & Staples Retailing	10,911	1,214,410
LG Innotek Co., Ltd.	Technology Hardware & Equipment	24,577	7,389,063
Pearl Abyss Corp. (a)	Media & Entertainment	16,131	1,260,506

			9,863,979

Spain – 3.0%
Banco Bilbao Vizcaya Argentaria SA	Banks	3,452,377	21,994,066
Banco de Sabadell SA (a)	Banks	15,332,367	11,898,787
Banco Santander SA	Banks	2,854,588	9,988,068
Fluidra SA	Capital Goods	115,491	3,669,456

			47,550,377

Sweden – 3.2%
Alfa Laval AB	Capital Goods	319,372	10,777,963
Electrolux AB, Class B	Consumer Durables & Apparel	271,500	5,643,492
Elekta AB, Class B	Health Care Equipment & Services	268,439	2,744,508
Essity AB, Class B	Household & Personal Products	318	8,956
Getinge AB, Class B	Health Care Equipment & Services	351,380	13,723,641
H & M Hennes & Mauritz AB, Class B	Retailing	484	9,627
Husqvarna AB, Class B	Capital Goods	112,942	1,568,769
Kinnevik AB, Class B (a)	Diversified Financials	96,388	2,878,018
Sandvik AB	Capital Goods	325,498	8,563,247
Trelleborg AB, Class B	Capital Goods	223,935	5,632,785

			51,551,006

Switzerland – 11.1%
ABB, Ltd.	Capital Goods	961,532	33,180,473
Kuehne + Nagel International AG	Transportation	64,752	18,198,707
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	314,918	27,233,751

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland (Continued)
PSP Swiss Property AG	Real Estate	15,075	$1,819,266
Sika AG	Materials	98,471	34,289,633
Straumann Holding AG	Health Care Equipment & Services	12,381	20,419,394
Swatch Group AG	Consumer Durables & Apparel	27,311	7,929,572
Swiss Life Holding AG	Insurance	37,208	23,834,258
Swiss Prime Site AG	Real Estate	16,238	1,597,968
VAT Group AG	Capital Goods	22,780	9,245,948

			177,748,970

Taiwan – 1.5%
Acer, Inc.	Technology Hardware & Equipment	1,850,000	1,918,597
Chailease Holding Co., Ltd.	Diversified Financials	349,000	3,201,145
China Development Financial Holding Corp.	Insurance	9,694,000	6,466,575
momo.com, Inc.	Retailing	46,000	1,879,693
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	194,277	3,416,603
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	83,000	1,610,212
Unimicron Technology Corp.	Technology Hardware & Equipment	766,000	5,742,505

			24,235,330

Thailand – 0.6%
Kasikornbank PCL	Banks	1,939,700	8,857,927

			8,857,927

United Kingdom – 11.3%
3i Group PLC	Diversified Financials	573,934	10,663,005
Ashtead Group PLC	Capital Goods	309,326	22,072,002
Aviva PLC	Insurance	885,968	5,218,115
B&M European Value Retail SA	Retailing	200,609	1,532,475
CNH Industrial NV	Capital Goods	1,548,700	23,553,934
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	163,906	3,648,886
Halma PLC	Technology Hardware & Equipment	74,337	2,513,466
Inchcape PLC	Retailing	380,831	4,332,200
J Sainsbury PLC	Food & Staples Retailing	3,388,967	13,284,924
JD Sports Fashion PLC (a)	Retailing	1,234,620	3,158,122
Kingfisher PLC	Retailing	315,400	1,410,948
Man Group PLC/Jersey	Diversified Financials	1,187,166	3,093,769
Marks & Spencer Group PLC (a)	Retailing	2,009,401	5,932,269
Next PLC	Retailing	152,229	15,472,477
Pennon Group PLC	Utilities	456,608	6,674,325

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Schroders PLC	Diversified Financials	37,755	$1,726,914
Segro PLC	Real Estate	983,113	17,290,157
St James’s Place PLC	Diversified Financials	159,824	3,291,184
Travis Perkins PLC	Capital Goods	116,312	2,354,279
Unilever PLC	Household & Personal Products	237	12,124
Vodafone Group PLC	Telecommunication Services	19,916,588	34,886,328

			182,121,903

United States – 2.6%
Ferguson PLC	Capital Goods	138,675	21,759,543
Parade Technologies, Ltd.	Semiconductors & Semiconductor Equipment	38,000	2,805,511
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	332,282	16,444,636
Schneider Electric SE	Capital Goods	6,405	1,082,610

			42,092,300

Total Investments – 98.6% (Cost $1,480,246,771)			1,586,737,311

Other Assets, less liabilities – 1.4%			22,916,593

Net Assets – 100.0%			$1,609,653,904

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2022, about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS As of 1/31/2022 (Unaudited)	Investor shares	Institutional shares	Class Y shares[1]	Bloomberg U.S. Aggregate Index[2]

1 Year	-2.91%	-2.57%	-2.91%	-2.97%

5 Year	3.64%	3.95%	3.64%	3.08%

10 Year	2.47%	2.75%	2.47%	2.59%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2021, the Fund’s (gross/net) annual operating expenses totaled 1.10%/ 0.87%, 0.73%/0.57%, and 1.03%/0.65% for the Investor, Institutional, and Class Y Shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively. These expense limitations are in effect through November 30, 2022, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including impact investing, portfolio management, style risk, information, market, recent events, interest rate and credit risks. You may lose money.

During periods of rising interest rates, the Fund can lose value. Some of the Fund’s community development investments may be unrated and may carry greater credit risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity and interest rate risks which could adversely affect the Fund’s returns.

The Bloomberg U.S. Aggregate Index is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

1Class Y shares were not offered prior to June 1, 2021. All performance information for time periods beginning prior to June 1, 2021 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class Y shares

2Effective August 24, 2021, the benchmark changed its name from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg U.S. Aggregate Index.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 106.5%
Mortgage Backed Securities – 47.9%
Agency Collateralized Mortgage Obligations – 4.8%
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	104,892	$108,431
Series 3800, Class CB, 3.500%, 2/15/26	191,865	198,318
Series 3806, Class L, 3.500%, 2/15/26	619,475	639,559
Series 3877, Class LM, 3.500%, 6/15/26	387,849	401,308
Series 4961, Class JB, 2.500%, 12/15/42	226,402	229,865
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	381,688
Series 2019-6, Class GJ, 3.000%, 2/25/49	99,787	102,783
Series 2020-1, Class AC, 3.500%, 8/25/58	319,037	332,608
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 4.458%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (a)	125,272	129,944
Series 2017-C01, Class 1M2, 3.658%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (a)	80,112	82,281
Freddie Mac Multiclass Certificates
1.219%, 7/25/41	1,203,355	152,092
Series 2021-P011, Class X1, 1.845%, 9/25/45 (a)	2,322,935	359,406
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.638%, 11/25/29 (a)	8,916,320	399,182
Series K111, Class X1, 1.572%, 5/25/30 (a)	1,450,590	162,003
Series K112, Class X1, 1.432%, 5/25/30 (a)	1,502,772	154,471
Series K113, Class X1, 1.387%, 6/25/30 (a)	2,549,800	253,228
Series K114, Class X1, 1.118%, 6/25/30 (a)	2,349,476	191,479
Series K119, Class X1, 0.932%, 9/25/30 (a)	4,971,471	340,117
Series K121, Class X1, 1.028%, 10/25/30 (a)	659,975	49,195
Series K122, Class X1, 0.883%, 11/25/30 (a)	364,417	24,097
Series K124, Class X1, 0.721%, 12/25/30 (a)	1,467,275	82,278
Series K740, Class X1, 0.758%, 9/25/27 (a)	1,296,416	48,485
Series KG03, Class X1, 1.381%, 6/25/30 (a)	3,210,000	311,842
Series KG04, Class X1, 0.853%, 11/25/30 (a)	2,417,851	151,912
Series KG05, Class X1, 0.312%, 1/25/31 (a)	2,465,000	62,719
Series KG06, Class X1, 0.532%, 10/25/31 (a)	2,298,795	102,724
Series KSG1, Class X1, 1.156%, 9/25/30 (a)	4,065,258	338,289
Series Q014, Class X, 2.799%, 10/25/55 (a)	2,155,977	486,904
FREMF Mortgage Trust
Series 2017-K64, Class B, 3.994%, 5/25/50 (a) (b)	70,000	74,619
Series 2017-K65, Class B, 4.073%, 7/25/50 (a) (b)	155,000	166,811
Series 2017-K66, Class B, 4.036%, 7/25/27 (a) (b)	136,000	145,532
Series 2017-K67, Class B, 3.945%, 9/25/49 (a) (b)	85,000	90,365
Series 2017-K67, Class C, 3.945%, 9/25/49 (a) (b)	100,000	102,610
Series 2017-K68, Class B, 3.843%, 10/25/49 (a) (b)	90,000	95,547
Series 2017-K69, Class C, 3.726%, 10/25/49 (a) (b)	40,000	41,627
Series 2017-K71, Class B, 3.753%, 11/25/50 (a) (b)	220,000	231,173
Series 2017-K71, Class C, 3.753%, 11/25/50 (a) (b)	65,000	66,590
Series 2017-K725, Class B, 3.883%, 2/25/50 (a) (b)	100,000	103,691

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K726, Class B, 3.999%, 7/25/49 (a) (b)	175,000	$181,422
Series 2017-K729, Class B, 3.673%, 11/25/49 (a) (b)	250,000	258,730
Series 2017-K729, Class C, 3.673%, 11/25/49 (a) (b)	90,000	92,250
Series 2018-K154, Class B, 4.021%, 11/25/32 (a) (b)	67,000	69,501
Series 2018-K77, Class B, 4.160%, 5/25/51 (a) (b)	700,000	756,154
Series 2018-K85, Class C, 4.320%, 12/25/50 (a) (b)	550,000	586,205
Series 2018-KW07, Class B, 4.081%, 10/25/31 (a) (b)	461,000	478,685
Series 2019-100, Class C, 3.491%, 11/25/52 (a) (b)	380,000	384,433
Series 2019-K103, Class B, 3.453%, 12/25/51 (a) (b)	525,000	538,658
Series 2019-K736, Class C, 3.759%, 7/25/26 (a) (b)	400,000	413,199
Series 2019-K95, Class C, 3.919%, 8/25/52 (a) (b)	307,000	321,665
Series 2019-K97 , Class C, 3.765%, 9/25/51 (a) (b)	204,000	211,707
Series 2020-K104, Class B, 3.539%, 2/25/52 (a) (b)	520,000	536,725
Series K95, Class B, 3.919%, 8/25/52 (a) (b)	500,000	534,469
Series K99, Class B, 3.646%, 10/25/52 (a) (b)	565,000	598,354
GCAT 2021-CM2 Trust, Series CM2, Class A1, 2.352%, 8/25/66 (a) (b)	568,158	564,875
STACR Trust, Series 2018-HRP1, Class M2, 1.758%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a) (b)	39,903	39,942

		13,962,747

Commercial Mortgage-Backed Securities – 8.6%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	800,000	829,721
BANK
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	147,000	153,477
Series BN18, Class XA, 0.898%, 5/15/62 (a)	2,135,398	117,899
Series BN24, Class XA, 0.645%, 11/15/62 (a)	5,533,620	249,763
Series BN28, Class XA, 1.783%, 3/15/63 (a)	1,930,120	243,942
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.226%, 3/15/62 (a)	2,331,479	157,210
Series 2020-B18, Class XA, 1.792%, 7/15/53 (a)	503,994	51,957
Series 2020-B22, Class XA, 1.520%, 1/15/54 (a)	885,125	99,397
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	77,945	79,301
Series 2013-1515, Class A2, 3.454%, 3/10/33 (b)	1,000,000	1,035,513
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778%, 11/10/31 (a) (b)	800,000	809,170
COMM Mortgage Trust
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	653,145
Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	658,835
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	300,845
Series 2016-LC6, Class A4, 2.941%, 1/10/46	286,278	288,598
Series 2020-CX, Class A, 2.173%, 11/10/46 (b)	825,000	791,657
Series 2020-CX, Class B, 2.446%, 11/10/46 (b)	524,000	502,711
Series 2020-CX, Class C, 2.683%, 11/10/46 (a) (b)	100,000	96,243
Series 2020-CX, Class D, 2.683%, 11/10/46 (a) (b)	100,000	93,746
Series 2020-SBX, Class A, 1.670%, 1/10/38 (b)	595,000	584,283
Series 2022-HC, Class A, 2.819%, 1/10/39 (b)	886,000	908,600

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	240,000	$244,202
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.712%, 9/15/53 (a)	642,629	58,794
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (b)	1,030,000	1,050,076
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (b)	925,000	904,702
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (b)	800,000	817,536
Series 2019-30HY, Class A, 3.228%, 7/10/39 (b)	700,000	730,437
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	571,261
Series 2021-NYAH, Class G, 2.746%, (1 Month USD-LIBOR + 2.64%), 6/15/38 (a) (b)	655,000	647,108
Series 2022-OPO, Class A, 3.024%, 1/5/39 (b)	2,150,000	2,192,039
Life Mortgage Trust, Series 2021-BMR, Class D, 1.506%, (1 Month USD-LIBOR + 1.4%), 3/15/38 (a) (b)	120,000	118,890
MAD Mortgage Trust, Series 2017-330M, Class A, 3.294%, 8/15/34 (a) (b)	829,000	837,390
MKT Mortgage Trust, Series 2020-525M, Class A, 2.694%, 2/12/40 (b)	600,000	598,126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	310,487
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	312,564
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	187,105
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 0.806%, (1 Month USD-LIBOR + 0.7%), 11/15/34 (a) (b)	531,000	530,599
Series 2017-CLS, Class F, 2.706%, (1 Month USD-LIBOR + 2.6%), 11/15/34 (a) (b)	650,000	645,927
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	714,410
SLG Office Trust 2021-OVA
Series OVA, Class A, 2.585%, 7/15/41 (b)	1,013,000	1,008,343
Series OVA, Class C, 2.851%, 7/15/41 (b)	835,000	808,839
STWD 2021-LIH Mortgage Trust, Series LIH, Class E, 3.009%, (1 Month USD-LIBOR + 2.903%), 11/15/36 (a) (b)	955,000	949,669
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (b)	1,615,000	1,655,393
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	356,953

		24,956,863

Federal Home Loan Mortgage Corporation – 0.9%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	24,702	25,391
2.500%, 11/1/27	69,356	71,306
3.000%, 1/1/27	88,233	91,716

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
3.000%, 7/1/42	24,617	$25,685
3.000%, 5/1/45	243,366	252,316
3.024%, (12 Month USD-LIBOR + 1.627%), 10/1/43 (a)	37,409	38,507
3.500%, 12/1/32	123,330	130,178
3.500%, 6/1/48	465,265	486,860
4.000%, 2/1/37	43,543	47,243
4.000%, 8/1/39	27,226	29,547
4.000%, 10/1/39	51,970	56,411
4.000%, 10/1/39	52,069	56,358
4.000%, 11/1/39	24,372	26,455
4.000%, 10/1/40	77,129	83,709
4.000%, 11/1/40	69,622	75,454
4.000%, 11/1/40	11,542	12,448
4.000%, 11/1/40	9,154	9,921
4.000%, 12/1/40	31,234	33,734
4.000%, 6/1/41	6,375	6,747
4.500%, 4/1/35	66,110	72,537
4.500%, 9/1/35	93,376	102,503
4.500%, 7/1/36	61,087	66,875
4.500%, 6/1/39	118,914	130,584
4.500%, 9/1/40	17,553	19,219
4.500%, 2/1/41	35,911	39,317
5.000%, 8/1/33	12,285	13,802
5.000%, 10/1/33	6,086	6,684
5.000%, 4/1/35	14,210	15,972
5.000%, 7/1/35	94,051	105,706
5.000%, 7/1/35	15,993	17,975
5.000%, 1/1/37	58,554	65,782
5.000%, 7/1/40	38,889	43,477
5.000%, 4/1/41	33,683	37,550
5.500%, 12/1/36	58,790	66,618
5.500%, 8/1/40	84,189	95,747
6.000%, 8/1/36	9,675	11,144
6.000%, 7/1/39	55,838	64,358

		2,535,836

Federal National Mortgage Association – 29.4%
Federal National Mortgage Association 1.891%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (a)	13,871	14,263
2.000%, 10/1/27	95,266	96,169
2.000%, 1/1/28	78,697	79,443
2.000%, 2/1/52	4,980,416	4,862,537
2.500%, 6/1/24	82,327	84,205
2.500%, 11/1/31	59,565	61,216
2.500%, 12/1/31	16,338	16,793
2.500%, 12/1/43	111,123	111,601
2.500%, 4/1/45	127,394	128,082
2.500%, 12/1/51	3,094,187	3,095,497
3.000%, 8/1/46	32,817	33,986
3.000%, 10/1/46	599,436	619,919

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
3.000%, 11/1/46	700,292	$725,214
3.000%, 12/1/46	289,209	299,128
3.000%, 1/1/52	2,900,000	2,991,050
3.000%, 2/1/52	5,256,138	5,401,858
3.500%, 12/1/31	6,275	6,614
3.500%, 1/1/32	105,739	111,182
3.500%, 1/1/32	61,591	64,924
3.500%, 10/1/32	84,711	89,642
3.500%, 6/1/46	439,621	463,526
3.500%, 1/1/48	290,429	302,994
4.000%, 11/1/30	10,976	11,686
4.000%, 10/1/33	68,562	73,862
4.000%, 12/1/36	19,993	21,648
4.000%, 8/1/39	25,877	28,055
4.000%, 10/1/39	17,508	18,984
4.000%, 12/1/39	23,925	25,926
4.000%, 1/1/40	217,519	235,867
4.000%, 3/1/40	26,713	28,893
4.000%, 8/1/40	52,690	57,045
4.000%, 8/1/40	9,496	10,298
4.000%, 10/1/40	125,188	135,790
4.000%, 10/1/40	17,242	18,674
4.000%, 11/1/40	18,262	19,732
4.000%, 11/1/40	13,761	14,924
4.000%, 12/1/40	43,155	47,404
4.000%, 2/1/41	42,012	45,454
4.500%, 8/1/35	19,741	21,636
4.500%, 8/1/36	15,351	16,723
4.500%, 8/1/38	49,065	53,729
4.500%, 3/1/39	63,216	69,597
4.500%, 9/1/39	21,845	23,803
4.500%, 2/1/40	29,500	32,372
4.500%, 8/1/40	67,466	74,291
4.500%, 1/1/41	20,276	22,221
4.500%, 9/1/41	39,547	43,381
5.000%, 10/1/39	2,378	2,657
5.500%, 8/1/37	39,973	45,152
6.000%, 12/1/35	21,825	24,331
6.000%, 3/1/36	135,146	152,176
6.000%, 6/1/36	45,895	52,861
6.000%, 8/1/37	12,452	14,209
6.000%, 3/1/38	23,577	27,163
TBA 30 Yr, 1.500%, 2/14/52 (c)	900,000	851,555
TBA 30 Yr, 2.000%, 2/14/52 (c)	23,580,000	22,992,342
TBA 30 Yr, 2.000%, 3/14/52 (c)	15,500,000	15,080,303
TBA 30 Yr, 2.500%, 2/11/51 (c)	17,600,000	17,579,375
TBA 30 Yr, 3.500%, 2/14/52 (c)	1,700,000	1,772,117
TBA 30 Yr, 4.000%, 2/11/51 (c)	5,800,000	6,129,195

		85,535,274

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Government National Mortgage Association – 4.2%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 2/22/52 (c)	1,750,000	$1,761,895
TBA 30 Yr, 2.500%, 3/21/52 (c)	1,750,000	1,758,271
TBA 30 Yr, 3.000%, 2/22/52 (c)	300,000	307,269
TBA 30 Yr, 3.000%, 3/21/52 (c)	300,000	306,566
TBA 30 Yr, 3.500%, 2/22/52 (c)	2,650,000	2,744,303
TBA 30 Yr, 3.500%, 3/21/52 (c)	2,650,000	2,737,471
TBA 30 Yr, 4.000%, 2/22/52 (c)	1,600,000	1,673,063
TBA 30 Yr, 4.500%, 2/22/52 (c)	900,000	947,113

		12,235,951

Total Mortgage Backed Securities (Cost $139,537,567)		139,226,671

Corporate Bonds and Notes – 30.0%
Communications – 3.8%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	203,303
AT&T, Inc.
2.750%, 6/1/31	1,285,000	1,264,798
3.550%, 9/15/55	572,000	541,030
CBS Corp., 2.900%, 1/15/27	400,000	407,356
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,672,126
Comcast Corp., 3.200%, 7/15/36	650,000	656,664
Cox Communications, Inc.
3.150%, 8/15/24 (b)	57,000	58,695
3.850%, 2/1/25 (b)	10,000	10,476
eBay, Inc., 3.600%, 6/5/27	195,000	206,793
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/1/29 (b)	410,000	382,239
Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	205,208
MercadoLibre, Inc., 2.375%, 1/14/26	1,025,000	962,203
Millicom International Cellular SA, 4.500%, 4/27/31 (b)	950,000	921,999
Verizon Communications, Inc.
2.355%, 3/15/32 (b)	1,000,000	949,869
3.400%, 3/22/41	1,250,000	1,240,787
ViacomCBS, Inc., 4.950%, 1/15/31	985,000	1,122,352
Vodafone Group PLC
4.375%, 2/19/43	70,000	76,403
6.150%, 2/27/37	185,000	239,808

		11,122,109

Consumer, Cyclical – 1.6%
Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	574,796
O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	156,517
Starbucks Corp.
2.550%, 11/15/30	990,000	977,148
3.750%, 12/1/47	275,000	283,361
4.450%, 8/15/49	750,000	865,398

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Consumer, Cyclical (Continued)
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	$638,688
YMCA of Greater New York
2.303%, 8/1/26	765,000	747,739
Series 2020, 3.230%, 8/1/32	375,000	357,262

		4,600,909

Consumer, Non-cyclical – 7.9%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	316,460
3.829%, 8/15/28	1,115,000	1,212,106
Allina Health System, 4.805%, 11/15/45	291,000	368,419
Amgen, Inc., 3.200%, 11/2/27	525,000	548,570
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,367,040
Biogen, Inc., 3.250%, 2/15/51 (b)	448,000	405,027
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	151,845
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	752,249
Bristol-Myers Squibb Co., 3.875%, 8/15/25	154,000	164,034
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	185,044
3.347%, 10/1/29	600,000	619,799
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	829,834
Dignity Health
4.500%, 11/1/42	408,000	465,821
5.267%, 11/1/64	250,000	329,781
ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	524,310
Gartner, Inc., 3.750%, 10/1/30 (b)	160,000	155,662
Gilead Sciences, 1.650%, 10/1/30	1,500,000	1,389,998
Hologic, Inc., 3.250%, 2/15/29 (b)	695,000	659,652
Howard University
Series 2020, 1.991%, 10/1/25	120,000	117,429
Series 2020, 2.657%, 10/1/26	100,000	99,465
Series 2020, 3.476%, 10/1/41	1,850,000	1,803,663
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,324,652
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	193,641
McCormick & Co, Inc., 2.500%, 4/15/30	700,000	689,643
Northeastern University, 5.285%, 3/1/32	100,000	114,706
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	538,935
Ochsner LSU Health System of North Louisiana, 2.510%, 5/15/31	1,250,000	1,176,166
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	979,712
Royalty Pharma PLC
2.150%, 9/2/31	350,000	320,333
3.300%, 9/2/40	1,250,000	1,173,230
Stanford Health Care, 3.310%, 8/15/30	595,000	631,860
StoneCo, Ltd., 3.950%, 6/16/28	1,200,000	1,023,150
Thermo Fisher Scientific, Inc., 2.375%, 4/15/32	305,000	381,856

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Thomas Jefferson University , 3.847%, 11/1/57	2,100,000	$2,109,629

		23,123,721

Energy – 1.0%
Azure Power Energy, Ltd., 3.575%, 8/19/26 (b)	445,000	437,724
Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	518,750
Greenko Dutch BV, 3.850%, 3/29/26 (b)	896,350	884,680
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (b)	925,000	980,500

		2,821,654

Financial – 9.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	780,148
AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	391,920
Air Lease Corp., 3.625%, 12/1/27	500,000	513,730
American International Group, Inc., 3.900%, 4/1/26	380,000	403,863
American Tower Corp.
3.375%, 5/15/24	235,000	242,826
5.000%, 2/15/24	362,000	385,178
AXA SA, 8.600%, 12/15/30	400,000	560,798
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (a)	545,000	550,476
4.083%, (3 Month USD-LIBOR + 3.15%), 3/20/51 (a)	500,000	564,571
7.750%, 5/14/38	700,000	1,049,516
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	601,479
BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	254,686
Boston Properties L.P., 3.650%, 2/1/26	430,000	452,860
BPCE SA
3.000%, 5/22/22 (b)	250,000	251,963
4.875%, 4/1/26 (b)	500,000	539,266
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	543,912
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,740,906
Citigroup, Inc.
1.678%, (SOFR + 1.667), 5/15/24 (a)	1,000,000	1,003,770
2.561%, (SOFR + 1.167), 5/1/32 (a)	500,000	484,688
3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (a)	475,000	490,176
4.412%, (SOFR + 3.914), 3/31/31 (a)	750,000	826,508
Cooperatieve Rabobank UA, 3.875%, 9/26/23 (b)	250,000	259,898
Credit Agricole SA, 4.125%, 1/10/27 (b)	1,000,000	1,076,156
Crown Castle International Corp., 3.700%, 6/15/26	300,000	314,895
Discover Financial Services, 3.750%, 3/4/25	325,000	340,696
Fifth Third Bancorp, 8.250%, 3/1/38	425,000	673,499
HAT Holdings I LLC/HAT Holdings II LLC, 6.000%, 4/15/25 (b)	450,000	466,405
ING Groep NV, 4.625%, 1/6/26 (b)	750,000	819,910
Kimco Realty Corp., 3.400%, 11/1/22	160,000	162,331
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	4,403,397
KWG Group Holdings, Ltd., 6.000%, 8/14/26	475,000	259,113

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	$102,036
Morgan Stanley
2.511%, (SOFR + 1.200), 10/20/32 (a)	1,000,000	965,617
2.699%, (SOFR + 1.143), 1/22/31 (a)	640,000	635,209
3.950%, 4/23/27	210,000	223,877
Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	168,964
Prologis L.P., 3.250%, 10/1/26	165,000	173,216
Regency Centers L.P., 3.750%, 6/15/24	300,000	311,999
Reinsurance Group of America, Inc.
3.950%, 9/15/26	250,000	267,415
Series MTN, 4.700%, 9/15/23	164,000	172,121
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (b)	615,000	685,471
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (b)	1,500,000	1,468,107
U.S. Bancorp, Series MTN, 3.600%, 9/11/24	493,000	516,972
USAA Capital Corp., 2.125%, 5/1/30 (b)	885,000	863,603
Ventas Realty L.P., 3.500%, 2/1/25	500,000	518,661
Yuzhou Group Holdings Co., Ltd., 6.350%, 1/13/27	255,000	58,013

		28,540,821

Government – 0.9%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,749,156

		2,749,156

Industrial – 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/1/28 (b)	200,000	189,803
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/27 (b)	360,000	353,688
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.000%, 9/16/31	1,400,000	1,310,315
Klabin Austria GmbH, 5.750%, 4/3/29 (b)	905,000	977,368
Nature Conservancy (The), Series A, 1.154%, 7/1/27	430,000	413,719
WRKCo, Inc., 3.000%, 9/15/24	375,000	386,204

		3,631,097

Technology – 1.1%
Apple, Inc., 2.650%, 5/11/50	300,000	273,843
Black Knight InfoServ LLC, 3.625%, 9/1/28 (b)	330,000	317,127
Broadcom, Inc.
3.187%, 11/15/36 (b)	852,000	810,791
4.150%, 11/15/30	1,200,000	1,278,294
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 3/1/25 (b)	395,000	396,323

		3,076,378

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Utilities – 2.6%
Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	970,000	$990,763
Clearway Energy Operating LLC
3.750%, 2/15/31 (b)	560,000	528,212
4.750%, 3/15/28 (b)	400,000	411,576
EDP Finance B.V., 1.710%, 1/24/28 (b)	1,300,000	1,221,049
Instituto Costarricense de Electricidad, 6.750%, 10/7/31 (b)	700,000	702,828
Interchile SA, 4.500%, 6/30/56 (b)	1,315,000	1,350,051
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.500%, 8/15/28 (b)	475,000	478,992
Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	479,965
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25	1,380,000	1,393,337

		7,556,773

Total Corporate Bonds and Notes (Cost $87,239,652)		87,222,618

U.S. Government Agency Obligations – 13.5%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	3,331,625
2.780%, 11/2/37	1,800,000	1,900,967
3.430%, 4/6/45	1,000,000	1,130,322
3.660%, 3/7/44	974,000	1,144,203
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,884,253
2.375%, 3/14/25	2,710,000	2,792,491
3.250%, 11/16/28	5,000,000	5,468,048
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,619,459
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,730,864
0.875%, 8/5/30	8,000,000	7,352,873
5.625%, 7/15/37	2,000,000	2,889,452

Total U.S. Government Agency Obligations (Cost $39,348,540)		39,244,557

Municipal Bonds – 8.1%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	485,000	673,240
California Health Facilities Financing Authority, 2.984%, 6/1/33	760,000	776,399
Chicago Transit Authority Sales Tax Receipts Fund, 3.912%, 12/1/40	260,000	282,021
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	1,012,646
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	552,886
County of Riverside, CA
2.963%, 2/15/27	670,000	700,601
3.070%, 2/15/28	670,000	706,148
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	432,558
4.125%, 7/1/27	500,000	522,099

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds (Continued)
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	$948,830
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	986,614
Inland Valley Development Agency, 5.500%, 3/1/33 (Insurer AGM)	70,000	75,503
Lancaster County Hospital Authority, PA, (Brethren Village) 5.000%, 7/1/24	165,000	176,363
5.000%, 7/1/25	135,000	147,317
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)
3.968%, 7/1/27	205,000	225,533
4.168%, 7/1/29	40,000	45,214
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	106,939
Massachusetts Educational Financing Authority
1.921%, 7/1/27	615,000	602,082
2.305%, 7/1/29	1,000,000	984,272
2.306%, 7/1/25	200,000	202,583
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000	782,600
Metropolitan Transportation Authority
5.000%, 11/15/50	240,000	279,181
5.175%, 11/15/49	855,000	1,105,963
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	1,033,917
New York Transportation Development Corp., 4.248%, 9/1/35	555,000	598,596
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	490,071
Oklahoma Development Finance Authority, (OU Medicine) 4.650%, 8/15/30 (Insurer AGM)	130,000	147,973
5.450%, 8/15/28	770,000	848,122
Oklahoma State University, 3.427%, 9/1/36	100,000	105,915
Oregon Health and Science University, 5.000%, 7/1/45	350,000	449,438
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	1,025,825
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (b)	505,000	513,320
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000	733,846
Redevelopment Authority of the City of Philadelphia 2.239%, 9/1/29	145,000	140,899
2.339%, 9/1/30	1,000,000	971,996
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	943,219
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL) (a)	340,000	351,893
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	145,000	152,144
Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project), 4.000%, 9/1/22	250,000	248,979

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*		Value
Municipal Bonds (Continued)
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000		$530,291
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000		369,117
Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000		907,519
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000		100,570
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	100,000		101,272
Wisconsin Health & Educational Facilities Authority 3.940%, 8/15/41	335,000		337,395
4.190%, 8/15/55	190,000		193,280

Total Municipal Bonds (Cost $22,544,054)			23,623,189

Senior Floating Rate Interests – 4.0%
Communication Services – 1.0%
Adevinta ASA EUR Term Loan B, 3.000%, (3 mo. EUR Euribor + 3.000%), 6/26/28 (a)	185,000	EUR	207,033
Altice France S.A. USD Term Loan B12, 3.927%, (3 mo. USD LIBOR + 3.688%), 1/31/26 (a)	466,155		464,290
Charter Communications Operating, LLC 2019 Term Loan B2, 1.860%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (a)	283,796		281,296
Go Daddy Operating Company, LLC 2017 Repriced Term Loan 1.855%, (1 mo. USD LIBOR + 1.750%), 2/15/24 (a)	181,990		181,028
2.105%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (a)	305,350		303,060
Nexstar Broadcasting, Inc. 2018 Term Loan B3, 2.355%, (1 mo. USD LIBOR + 2.250%), 1/17/24 (a)	71,461		71,422
UPC Financing Partnership 2021 USD Term Loan AX, 3.106%, (3 mo. USD LIBOR + 3.000%), 1/31/29 (a)	995,000		990,460
Xplornet Communications, Inc. 2021 Term Loan, 4.500%, (1 mo. USD LIBOR + 4.000%), 10/2/28 (a)	269,325		269,363

			2,767,952

Consumer Discretionary – 0.8%
Adient US LLC 2021 Term Loan B, 3.605%, (1 mo. USD LIBOR + 3.500%), 4/10/28 (a)	208,950		209,190
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.105%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (a)	488,750		486,968
Crocs, Inc. Term Loan B, 0.000%, 1/26/29 (a) (d)	1,210,000		1,203,950
Harbor Freight Tools USA, Inc. 2021 Term Loan B, 3.250%, (1 mo. USD LIBOR + 2.750%), 10/19/27 (a)	570,229		568,839

			2,468,947

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*		Value
Consumer Staples – 1.0%
Biogroup-LCD 2021 EUR Term Loan B, 3.000%, (6 mo. EUR Euribor + 3.000%), 1/28/28 (a)	465,000	EUR	$514,025
Boels Topholding BV 2021 EUR Term Loan B, 3.250%, (3 mo. EUR Euribor + 3.250%), 2/6/27 (a)	400,000	EUR	446,691
CHG PPC Parent LLC 2021 Term Loan, 3.500%, (3 mo. USD LIBOR + 3.000%), 12/8/28 (a)	595,000		597,231
Insulet Corporation Term Loan B, 3.750%, (1 mo. USD LIBOR + 3.250%), 5/4/28 (a)	263,675		264,169
Verisure Holding AB 2021 EUR Term Loan, 3.250%, (6 mo. EUR EURIBOR + 3.250%), 3/27/28 (a)	900,000	EUR	1,002,342

			2,824,458

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 3.105%, (1 mo. USD LIBOR + 3.000%), 6/15/25 (a)	173,700		173,117
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 4.500%, (6 mo. USD LIBOR + 3.500%), 5/30/25 (a)	487,551		488,117
USI, Inc. 2017 Repriced Term Loan, 3.224%, (3 mo. USD LIBOR + 3.000%), 5/16/24 (a)	167,563		166,767

			828,001

Industrials – 0.0%
Zephyr German BidCo GmbH EUR Term Loan B1, 3.650%, (3 mo. EUR Euribor + 3.750%), 3/10/28 (a)	100,000	EUR	112,161

			112,161

Information Technology – 0.7%
Athenahealth, Inc. 2022 Delayed Draw Term loan 0.000%, 1/26/29 (a) (d)	73,913		73,728
0.000%, 1/26/29 (a) (d)	436,087		434,997
DCert Buyer, Inc. 2019 Term Loan B, 4.105%, (1 mo. USD LIBOR + 4.000%), 10/16/26 (a)	638,501		639,299
Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (3 mo. USD LIBOR + 3.500%), 6/13/24 (a)	249,850		249,311
Seattle Spinco, Inc. USD Term Loan B3, 2.855%, (1 mo. USD LIBOR + 2.750%), 6/21/24 (a)	132,076		131,030
SS&C European Holdings S.A.R.L. 2018 Term Loan B4, 1.855%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	37,323		36,927
SS&C Technologies Inc. 2018 Term Loan B3, 1.856%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	45,978		45,474
Zelis Healthcare Corporation 2021 Term Loan, 3.602%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (a)	467,887		466,620

			2,077,386

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*		Value
Materials – 0.2%
Diamond (BC) B.V. 2021 Term Loan B, 3.500%, (3 mo. USD LIBOR + 3.000%), 9/29/28 (a)	500,000		$499,219

			499,219

Total Senior Floating Rate Interests (Cost $11,764,104)			11,578,124

Foreign Government & Agency Securities – 1.8%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	864,280
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	782,040
City of Vancouver, 2.300%, 11/5/31	1,750,000	CAD	1,355,661
Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		768,615
Republic of Chile, 3.500%, 1/31/34	1,465,000		1,500,160

Total Foreign Government & Agency Securities (Cost $5,324,760)			5,270,756

Asset Backed Securities – 0.5%
Corevest American Finance Trust Series 2020-4 , 2.250%, 12/15/52 (b)	100,000		95,067
Lendbuzz Securitization Trust Series 2021-1A, 1.460%, 6/15/26 (b)	566,034		562,916
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (b)	162,421		155,985
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (b) (e)	500,000		513,138
Tricolor Auto Securitization Trust Series 1A, 0.740%, 4/15/24 (b)	187,716		187,560

Total Asset Backed Securities (Cost $1,514,890)			1,514,666

Convertible Bonds – 0.4%
Consumer Discretionary – 0.2%
Etsy, Inc., 0.125%, 10/1/26	110,000		212,675
NIO, Inc., 0.500%, 2/1/27	325,000		267,811

			480,486

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000		219,003
Insulet Corp., 0.375%, 9/1/26	195,000		248,722

			467,725

Technology – 0.0%
Square, Inc., 0.125%, 3/1/25	135,000		170,131

			170,131

Total Convertible Bonds (Cost $1,316,444)			1,118,342

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Security	Principal Amount*	Value
Certificates of Deposit – 0.1%
Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	$403,826

Total Certificates of Deposit (Cost $400,000)		403,826

Preferred Stocks – 0.2%
Health Care – 0.2%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	5,000	263,300
Danaher Corp., 5.000%, 4/15/23	170	262,514

		525,814

Total Preferred Stocks (Cost $548,610)		525,814

Total Long Term Investments (Cost $309,538,621)		309,728,563

Short Term Investments – 20.6%
U.S. Government Agency Obligations – 20.6%
Federal Farm Credit Discount Notes, 0.000%, 6/23/22	12,000,000	11,983,002
Federal Home Loan Bank Discount Notes
0.000%, 2/23/22	12,000,000	11,999,927
0.000%, 3/23/22	12,000,000	11,998,501
0.000%, 5/4/22	12,000,000	11,991,734
0.000%, 6/17/22	12,000,000	11,983,720

Total Short Term Investments (Cost $59,984,736)		59,956,884

Total Investments – 127.1% (Cost $369,523,357)		369,685,447

Other Liabilities, less assets – (27.1)%		(78,740,898)

Net Assets – 100.0%		$290,944,549

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities was $55,619,723, representing 19.1% of net assets.

(c) A portion or all of the security was purchased as a when issued or delayed delivery security.

(d) Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.

(e) Step coupon bond.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

CAD — Canadian Dollar

EUR — Euro

At January 31, 2022, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Morgan Stanley & Co. Inc.	3/16/22	2,789,000	$2,192,824	$4,650

United States Dollar	Euro Currency	Toronto Dominion Bank	2/28/22	2,230,000	2,501,127	24,899

United States Dollar	Euro Currency	Deutsche Bank AG	3/16/22	1,804,000	2,024,157	21,714

Euro Currency	United States Dollar	Westpac Banking Corporation	3/16/22	(1,339,000)	1,502,409	7,741

						$59,004

At January 31, 2022, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Euro-Bund (Short)	43	$(4,300,000)	$(8,151,606)	3/8/22	$52,118

10-Year Canadian Government Bond (Short)	14	$(1,400,000)	$(1,531,216)	3/22/22	$32,845

					$84,963

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

At January 31, 2022, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 1.167% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/28	$19,160,000	$404,251	$(125,852)	$530,103

Pay Fixed rate annually 1.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/31	15,105,000	152,589	(177,839)	330,428

Receive Fixed rate annually 0.150% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/23	10,435,000	(112,114)	(30,676)	(81,438)

Receive Fixed rate annually 0.821% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/26	9,835,000	(251,123)	(60,510)	(190,613)

Receive Fixed rate annually 1.850% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/51	5,235,000	231,818	525,288	(293,470)

Receive Fixed rate annually 1.813% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/41	7,135,000	127,257	425,544	(298,287)

Pay Fixed rate annually 1.340% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/32	10,090,000	264,294	217,145	47,149

Receive Fixed rate annually 0.810% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/24	8,465,000	(72,753)	(2,104)	(70,649)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 1.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/29	$11,045,000	$(251,937)	$10,974	$(262,911)

Receive Fixed rate annually 1.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/52	1,705,000	(89,990)	(24,163)	(65,827)

Receive Fixed rate annually 1.130% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/27	8,995,000	(159,184)	(133,465)	(25,719)

Pay Fixed rate annually 0.840% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/24	66,570,000	532,167	266,695	265,472

Pay Fixed rate annually 1.220% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/16/29	3,080,000	70,255	70,481	(226)

Receive Fixed rate annually 1.060% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/16/25	3,000,000	(28,276)	(2,292)	(25,984)

					$959,226	$(141,972)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (Unaudited)

At January 31, 2022, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Sell Protection (c):

CDX-NAHY Series 37, Version 1, 5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ICE	12/20/26	$2,740,000	$184,973	$193,779	$(8,806)

					$193,779	$(8,806)

(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d) Ratings of Moody’s/S&P — Ba3/BB-

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2021 and held through January 31, 2022.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2021	Ending Account Value as of 1/31/2022	Expenses Paid During Period 8/1/2021 – 1/31/2022
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$980.70	$5.44[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.70	$5.55[1]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$980.90	$5.44[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.70	$5.55[1]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$982.30	$3.70[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.50	$3.77[1]
Domini Impact Equity Fund Class Y Shares (formerly Class R shares)	Actual Expenses	$1,000.00	$982.30	$4.00[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.20	$4.08[1]
Domini International Opportunities Fund Investor Class	Actual Expenses	$1,000.00	$948.80	$6.88[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.12[2]
Domini International Opportunities Fund Institutional Class	Actual Expenses	$1,000.00	$950.50	$5.65[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.85[2]
Domini Sustainable Solutions Fund Investor Class	Actual Expenses	$1,000.00	$839.90	$6.49[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.12[3]
Domini Sustainable Solutions Fund Institutional Class	Actual Expenses	$1,000.00	$840.70	$5.34[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.85[3]
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$954.70	$6.70[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.30	$6.92[4]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$955.30	$6.80[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.20	$7.02[4]

Fund Name	Expenses	Beginning Account Value as of 8/1/2021	Ending Account Value as of 1/31/2022	Expenses Paid During Period 8/1/2021 – 1/31/2022
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$957.70	$4.44[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.70	$4.58[4]
Domini Impact International Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$956.40	$4.78[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.30	$4.94[4]
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$969.10	$4.32[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.80	$4.43[5]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$970.30	$2.83[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.30	$2.91[5]
Domini Impact Bond Fund Class Y Shares	Actual Expenses	$1,000.00	$970.20	$3.23[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.90	$3.31[5]

1 Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Investor shares, or 1.09% for Class A shares, or 0.74% for Institutional shares, or 0.80% for Class Y shares(formerly Class R shares), multiplied by average account value over the period, multiplied by 184, and divided by 365.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

4 Expenses are equal to the Fund’s annualized expense ratio of 1.36% for Investor shares, or 1.38% for Class A shares, or 0.90% for Institutional shares, or 0.96% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

5 Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor shares, or 0.57% for Institutional shares, or 0.65% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022 (Unaudited)

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $596,810,547)	$1,039,917,479
Cash	6,691,260
Foreign currency, at value (cost $49,692)	49,750
Receivable for securities sold	1,916,208
Receivable for capital shares	210,529
Dividend receivable	782,071
Tax reclaim receivable	317,857

Total assets	1,049,885,154

LIABILITIES
Payable for capital shares	439,013
Management fee payable	592,057
Distribution fee payable	192,504
Other accrued expenses	1,104,837
Foreign tax payable	4,117

Total liabilities	2,332,528

NET ASSETS	$1,047,552,626

NET ASSETS CONSISTS OF
Paid-in Capital	$593,816,882
Total distributable earnings (loss)	453,735,744

NET ASSETS	$1,047,552,626

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$885,788,108

Outstanding shares of beneficial interest	27,471,853

Net Asset Value And Offering Price Per Share*	$32.24

Class A Shares
Net assets	$7,601,648

Outstanding shares of beneficial interest	236,025

Net Asset Value And Offering Price Per Share*	$32.21

Maximum offering price per share (net asset value per share / (1-4.75%))	$33.82

Institutional Shares
Net assets	$145,116,652

Outstanding shares of beneficial interest	4,524,609

Net Asset Value And Offering Price Per Share*	$32.07

Class Y Shares (formerly Class R shares)
Net assets	$9,046,218

Outstanding shares of beneficial interest	281,590

Net Asset Value And Offering Price Per Share*	$32.13

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022 (Unaudited)

Domini International Opportunities Fund
ASSETS
Investments, at value (cost $24,463,385)	$25,384,531
Cash	5,749
Foreign currency, at value (cost $30,559)	30,191
Receivable for securities sold	14,989
Receivable for capital shares	16,060
Dividend receivable	12,380
Tax reclaim receivable	17,375

Total assets	25,481,275

LIABILITIES
Payable for capital shares	5,721
Management fee payable	18,925
Other accrued expenses	17,512
Foreign tax payable	1,889

Total liabilities	44,047

NET ASSETS	$25,437,228

NET ASSETS CONSISTS OF
Paid-in Capital	$24,511,822
Total distributable earnings (loss)	925,406

NET ASSETS	$25,437,228

NET ASSET VALUE PER SHARE

Investor Class
Net assets	$2,742,175

Outstanding shares of beneficial interest	262,885

Net Asset Value And Offering Price Per Share*	$10.43

Institutional Class
Net assets	$22,695,053

Outstanding shares of beneficial interest	2,175,924

Net Asset Value And Offering Price Per Share*	$10.43

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022 (Unaudited)

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $27,299,344)	$29,276,124
Cash	1,508,767
Foreign currency, at value (cost $30,267)	29,946
Receivable for capital shares	6,126
Dividend receivable	424
Tax reclaim receivable	6,685

Total assets	30,828,072

LIABILITIES
Payable for capital shares	29,112
Management fee payable	22,945
Other accrued expenses	33,839

Total liabilities	85,896

NET ASSETS	$30,742,176

NET ASSETS CONSISTS OF
Paid-in Capital	$28,048,283
Total distributable earnings (loss)	2,693,893

NET ASSETS	$30,742,176

NET ASSET VALUE PER SHARE

Investor Class
Net assets	$17,119,769

Outstanding shares of beneficial interest	1,114,865

Net Asset Value And Offering Price Per Share*	$15.36

Institutional Class
Net assets	$13,622,407

Outstanding shares of beneficial interest	884,572

Net Asset Value And Offering Price Per Share*	$15.40

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022 (Unaudited)

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $1,480,246,771)	$1,586,737,311
Cash	20,007,992
Foreign currency, at value (cost $44,490)	44,483
Receivable for securities sold	7,694,520
Receivable for capital shares	1,487,417
Dividend receivable	2,411,358
Tax reclaim receivable	3,661,185

Total assets	1,622,044,266

LIABILITIES
Payable for securities purchased	8,577,446
Payable for capital shares	1,287,794
Management fee payable	1,153,897
Distribution fee payable	68,222
Other accrued expenses	1,058,703
Foreign tax payable	244,300

Total liabilities	12,390,362

NET ASSETS	$1,609,653,904

NET ASSETS CONSISTS OF
Paid-in Capital	$1,501,373,368
Total distributable earnings (loss)	108,280,536

NET ASSETS	$1,609,653,904

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$273,601,753

Outstanding shares of beneficial interest	30,951,229

Net Asset Value And Offering Price Per Share*	$8.84

Class A Shares
Net assets	$19,500,498

Outstanding shares of beneficial interest	2,066,096

Net Asset Value And Offering Price Per Share*	$9.44

Maximum offering price per share (net asset value per share / (1-4.75%))	$9.91

Institutional Shares
Net assets	$633,671,982

Outstanding shares of beneficial interest	72,596,130

Net Asset Value And Offering Price Per Share*	$8.73

Class Y Shares
Net assets	$682,879,671

Outstanding shares of beneficial interest	78,194,482

Net Asset Value And Offering Price Per Share*	$8.73

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2022 (Unaudited)

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $61,371)	$5,909,665
Interest income	16,322

Investment Income	5,925,987

EXPENSES
Management/Sponsorship fees	3,649,977
Distribution fees – Investor Shares	1,184,701
Distribution fees – Class A Shares	10,196
Transfer agent fees – Investor Shares	419,477
Transfer agent fees – Class A Shares	3,285
Transfer agent fees – Institutional Shares	13,902
Transfer agent fees – Class Y Shares (formerly Class R shares)	3,156
Custody and Accounting fees	134,619
Professional fees	41,312
Registration fees – Investor Shares	64,502
Registration fees – Class A Shares	14,868
Registration fees – Institutional Shares	25,075
Registration fees – Class Y Shares (formerly Class R shares)	15,783
Shareholder Communication fees	112,267
Miscellaneous	124,374
Trustees fees	21,294
Shareholder Service fees – Investor Shares	21,379
Shareholder Service fees – Class A Shares	149
Shareholder Service fees – Institutional Shares	74
Shareholder Service fees – Class Y Shares (formerly Class R shares)	53

Total expenses	5,860,443
Fees waived and expenses reimbursed	(38,046)

Net expenses	5,822,397

NET INVESTMENT INCOME (LOSS)	103,590

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	23,545,272
Foreign currency	(440)

Net realized gain (loss)	23,544,832

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(43,145,685)
Translation of assets and liabilities in foreign currencies	(152)

Net change in unrealized appreciation (depreciation)	(43,145,837)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,601,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,497,415)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Period Ended January 31, 2022 (Unaudited)

Domini International Opportunities Fund
INCOME
Dividends (net of foreign taxes $24,053)	$175,339

Investment Income	175,339

EXPENSES
Management/Sponsorship fees	115,217
Distribution fees – Investor Class	3,336
Transfer agent fees – Investor Class	16,156
Transfer agent fees – Institutional Class	348
Custody and Accounting fees	61,631
Professional fees	32,767
Registration fees – Investor Class	15,593
Registration fees – Institutional Class	18,915
Shareholder Communication fees	1,332
Miscellaneous	1,892
Trustees fees	529
Shareholder Service fees – Investor Class	307
Shareholder Service fees – Institutional Class	4

Total expenses	268,027
Fees waived and expenses reimbursed	(108,765)

Net expenses	159,262

NET INVESTMENT INCOME (LOSS)	16,077

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	99,152
Foreign currency	(3,280)

Net realized gain (loss)	95,872

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(1,444,666)
Translation of assets and liabilities in foreign currencies	(1,348)

Net change in unrealized appreciation (depreciation)	(1,446,014)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,350,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,334,065)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2022 (Unaudited)

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $3,508)	$49,971

Investment Income	49,971

EXPENSES
Management/Sponsorship fees	157,263
Distribution fees – Investor Class	24,504
Transfer agent fees – Investor Class	26,699
Transfer agent fees – Institutional Class	249
Custody and Accounting fees	34,743
Professional fees	34,904
Registration fees – Investor Class	5,636
Registration fees – Institutional Class	5,547
Shareholder Communication fees	1,468
Miscellaneous	2,791
Trustees fees	741
Shareholder Service fees – Investor Class	1,187
Shareholder Service fees – Institutional Class	19

Total expenses	295,751
Fees waived and expenses reimbursed	(58,232)

Net expenses	237,519

NET INVESTMENT INCOME (LOSS)	(187,548)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	1,818,262
Foreign currency	(3,190)

Net realized gain (loss)	1,815,072

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(7,475,473)
Translation of assets and liabilities in foreign currencies	427

Net change in unrealized appreciation (depreciation)	(7,475,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,659,974)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,847,522)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2022 (Unaudited)

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $1,205,192)	$14,750,826
Interest income	735

Investment Income	14,751,561

EXPENSES
Management/Sponsorship fees	6,770,819
Distribution fees – Investor Shares	360,424
Distribution fees – Class A Shares	25,730
Transfer agent fees – Investor Shares	224,297
Transfer agent fees – Class A Shares	8,677
Transfer agent fees – Institutional Shares	9,851
Transfer agent fees – Class Y Shares	191,771
Custody and Accounting fees	237,889
Professional fees	54,457
Registration fees – Investor Shares	44,177
Registration fees – Class A Shares	14,258
Registration fees – Institutional Shares	7,975
Registration fees – Class Y Shares	47,319
Shareholder Communication fees	100,483
Miscellaneous	141,489
Trustees fees	33,016
Shareholder Service fees – Investor Shares	9,138
Shareholder Service fees – Class A Shares	319
Shareholder Service fees – Institutional Shares	208
Shareholder Service fees – Class Y Shares	54

Net expenses	8,282,351

NET INVESTMENT INCOME (LOSS)	6,469,210

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	55,690,013
Foreign currency	(98,639)

Net realized gain (loss)	55,591,374

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(134,671,984)
Translation of assets and liabilities in foreign currencies	(178,303)

Net change in unrealized appreciation (depreciation)	(134,850,287)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(79,258,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(72,789,703)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$103,590	$2,843,043
Net realized gain (loss)	23,544,832	62,291,377
Net change in unrealized appreciation (depreciation)	(43,145,837)	213,611,453

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,497,415)	278,745,873

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(53,865,356)	(19,124,774)
Class A Shares	(470,763)	(164,670)
Institutional Shares	(9,075,334)	(3,655,416)
Class Y Shares (formerly Class R shares)	(558,769)	(193,419)

Net Decrease in Net Assets from Distributions	(63,970,222)	(23,138,279)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	18,167,068	54,374,553
Net asset value of shares issued in reinvestment of distributions and dividends	59,166,386	21,219,668
Payments for shares redeemed	(44,657,106)	(77,615,011)
Redemption fees	224	20,541

Net Increase (Decrease) in Net Assets from Capital Share Transactions	32,676,572	(2,000,249)

Total Increase (Decrease) in Net Assets	(50,791,065)	253,607,345

NET ASSETS
Beginning of period	$1,098,343,691	$844,736,346

End of period	$1,047,552,626	$1,098,343,691

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,077	$139,553
Net realized gain (loss)	95,872	159,221
Net change in unrealized appreciation (depreciation)	(1,446,014)	2,365,250

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,334,065)	2,664,024

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(21,610)	(10,330)
Institutional Class	(231,689)	(140,924)

Net Decrease in Net Assets from Distributions	(253,299)	(151,254)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	496,197	24,302,975
Net asset value of shares issued in reinvestment of distributions and dividends	253,292	151,229
Payments for shares redeemed	(170,030)	(521,846)
Redemption fees	-	5

Net Increase (Decrease) in Net Assets from Capital Share Transactions	579,459	23,932,363

Total Increase (Decrease) in Net Assets	(1,007,905)	26,445,133

NET ASSETS
Beginning of period	$26,445,133	$-

End of period	$25,437,228	$26,445,133

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(187,548)	$(229,163)
Net realized gain (loss)	1,815,072	1,501,074
Net change in unrealized appreciation (depreciation)	(7,475,046)	5,011,985

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,847,522)	6,283,896

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(764,084)	(428,601)
Institutional Class	(637,340)	(590,211)

Net Decrease in Net Assets from Distributions	(1,401,424)	(1,018,812)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	2,587,749	16,670,464
Net asset value of shares issued in reinvestment of distributions and dividends	1,380,967	1,006,232
Payments for shares redeemed	(4,608,483)	(4,072,589)
Redemption fees	-	3,761

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(639,767)	13,607,868

Total Increase (Decrease) in Net Assets	(7,888,713)	18,872,952

NET ASSETS
Beginning of period	$38,630,889	$19,757,937

End of period	$30,742,176	$38,630,889

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,469,210	$21,977,674
Net realized gain (loss)	55,591,374	136,715,623
Net change in unrealized appreciation (depreciation)	(134,850,287)	169,926,681

Net Increase (Decrease) in Net Assets Resulting from Operations	(72,789,703)	328,619,978

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(947,404)	(4,142,289)
Class A Shares	(57,327)	(303,025)
Institutional Shares	(5,250,693)	(11,986,084)
Class Y Shares	(5,354,993)	(10,069,491)

Net Decrease in Net Assets from Distributions	(11,610,417)	(26,500,889)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	240,378,144	703,551,006
Net asset value of shares issued in reinvestment of distributions and dividends	9,541,214	21,750,304
Payments for shares redeemed	(131,838,521)	(516,771,256)
Redemption fees	850	5,170

Net Increase (Decrease) in Net Assets from Capital Share Transactions	118,081,687	208,535,224

Total Increase (Decrease) in Net Assets	33,681,567	510,654,313

NET ASSETS
Beginning of period	$1,575,972,337	$1,065,318,024

End of period	$1,609,653,904	$1,575,972,337

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31,
			2021		2020		2019		2018		2017^
For a share outstanding for the period:
Net asset value, beginning of period	$34.82		$26.72		$ 22.48		$24.18		$23.18	^	$20.76

Income from investment operations:
Net investment income (loss)	(0.03)		0.08		0.15	[1]	0.18		0.27	[1]	0.21	[1]
Net realized and unrealized gain (loss) on investments	(0.50)		8.74		4.69	[1]	0.81		2.09	[1]	2.69

Total Income (loss) From Investment Operations	(0.53)		8.82		4.84		0.99		2.36		2.90

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.09)		(0.14)		(0.21)		(0.17)	^	(0.12)
Distributions to shareholders from net realized gain	(2.05)		(0.63)		(0.46)		(2.48)		(1.19)	^	(0.36)

Total Distributions	(2.05)		(0.72)		(0.60)		(2.69)		(1.36)		(0.48)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$32.24		$34.82		$ 26.72		$22.48		$24.18		$23.18

Total return [3]	-1.93%		33.43%		21.98%		6.31%		10.32%		14.07%
Portfolio turnover	3%		23%		21%		95%		78%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$886		$ 927		$ 719		$643		$ 669		$ 675
Ratio of expenses to average net assets	1.09%		1.09%		1.08%	[4,5]	1.07%	[4,5]	1.10%		1.14%
Ratio of gross expenses to average net assets	1.09%		1.09%		1.09%		1.09%		1.10%		1.14%
Ratio of net investment income (loss) to average net assets	(0.03)%		0.24%		0.65%		0.96%		1.15%		0.94%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.07% for the year ended July 31, 2019 and 1.08% for the year ended July 31,2020.

^ All per share amounts and net asset values have been adjusted as a result of the 1.9988601 for 1 share split on January 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31,
			2021		2020		2019		2018		2017^
For a share outstanding for the period:
Net asset value, beginning of period	$34.79		$26.70		$ 22.46		$24.17		$33.41	^	$34.01

Income from investment operations:
Net investment income (loss)	0.34		(0.46)		0.15	[1]	0.23		0.31	[1]	0.32	[1]
Net realized and unrealized gain (loss) on investments	(0.86)		9.27		4.69	[1]	0.75		2.84	[1]	4.14

Total Income (loss) From Investment Operations	(0.52)		8.81		4.84		0.98		3.15		4.46

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)		(0.09)		(0.14)		(0.21)		(1.35)	^	(1.72)
Distributions to shareholders from net realized gain	(2.05)		(0.63)		(0.46)		(2.48)		(11.04)	^	(3.34)

Total Distributions	(2.06)		(0.72)		(0.60)		(2.69)		(12.39)		(5.06)

Redemption fee proceeds [1]	-		-		-		0.00	[2]	-		-

Net asset value, end of period	$32.21		$34.79		$ 26.70		$22.46		$24.17		$33.41

Total return [3]	-1.91%		33.42%		22.01%		6.28%		10.36%		13.97%
Portfolio turnover	3%		23%		21%		95%		78%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$8		$ 8		$6		$7		$7		$ 8
Ratio of expenses to average net assets	1.09%	[4]	1.09%	[4]	1.09%	[4,5]	1.09%	[4,5]	1.12%	[4]	1.16%	[4]
Ratio of gross expenses to average net assets	1.40%		1.31%		1.47%		1.43%		1.38%		1.46%
Ratio of net investment income (loss) to average net assets	(0.04)%		0.24%		0.64%		0.95%		1.14%		0.92%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not relect sales commissions and is not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.09% for the year ended July 31, 2019 and 1.09% for the year ended July 31, 2020.

^ All per share amounts and net asset values have been adjusted as a result of the 0.2155310 for 1 reverse share split on January 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31,
		2021		2020		2019		2018		2017
For a share outstanding for the period:
Net asset value, beginning of period	$34.60	$26.59		$22.41		$24.18		$24.46		$22.40

Income from investment operations:
Net investment income (loss)	0.09	0.28		0.23	[1]	0.08		0.37		0.31	[1]
Net realized and unrealized gain (loss) on investments	(0.56)	8.60		4.67	[1]	0.98		2.17		2.87

Total Income (loss) From Investment Operations	(0.47)	8.88		4.90		1.06		2.54		3.18

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)	(0.24)		(0.26)		(0.35)		(0.44)		(0.40)
Distributions to shareholders from net realized gain	(2.05)	(0.63)		(0.46)		(2.48)		(2.38)		(0.72)

Total Distributions	(2.06)	(0.87)		(0.72)		(2.83)		(2.82)		(1.12)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$32.07	$34.60		$26.59		$22.41		$24.18		$24.46

Total return [3]	-1.77%	33.89%		22.43%		6.69%		10.68%		14.51%
Portfolio turnover	3%	23%		21%		95%		78%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$145	$ 154		$ 113		$99		$ 120		$ 157
Ratio of expenses to average net assets	0.74%	0.74%		0.74%	[5]	0.74%	[4,5]	0.74%	[4]	0.79%
Ratio of gross expenses to average net assets	0.74%	0.74%		0.74%		0.76%		0.76%		0.79%
Ratio of net investment income (loss) to average net assets	0.31%	0.59%		0.99%		1.31%		1.52%		1.31%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2019 and 0.74% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31,
			2021		2020		2019		2018		2017^
For a share outstanding for the period:
Net Asset Value, beginning of period	$34.66		$26.62		$22.42		$24.18		$37.86	^	$39.86

Income from investment operations:
Net investment income (loss)	0.75		7.50		0.21	[1]	3.04		0.41	[1]	0.51	[1]
Net realized and unrealized gain (loss) on investments	(1.22)		1.37		4.68	[1]	(2.00)		3.21	[1]	4.69

Total Income (loss) From Investment Operations	(0.47)		8.87		4.89		1.04		3.62		5.20

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)		(0.20)		(0.23)		(0.32)		(2.00)	^	(2.57)
Distributions to shareholders from net realized gain	(2.05)		(0.63)		(0.46)		(2.48)		(15.30)	^	(4.63)

Total Distributions	(2.06)		(0.83)		(0.69)		(2.80)		(17.30)		(7.20)

Redemption fee proceeds [1]	-		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$32.13		$34.66		$26.62		$22.42		$24.18		$37.86

Total return [3]	-1.77%		33.81%		22.34%		6.62%		10.71%		14.20%
Portfolio turnover	3%		23%		21%		95%		78%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$9		$ 10		$6		$20		$18		$ 21
Ratio of expenses to average net assets	0.80%	[4]	0.80%	[4]	0.79%	[4,5]	0.80%	[4,5]	0.80%	[4]	0.83%	[4]
Ratio of gross expenses to average net assets	1.32%		1.05%		0.94%		0.88%		0.84%		0.85%
Ratio of net investment income (loss) to average net assets	0.25%		0.51%		0.92%		1.23%		1.46%		1.28%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.80% for the year ended July 31, 2019 and 0.79% for the year ended July 31, 2020.

^ All per share amounts and net asset values have been adjusted as a result of the 0.1555580 for 1 reverse share split on January 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		For the Period November 30, 2020 (commencement of operations) through July 31, 2021
For a share outstanding for the period:
Net asset value, beginning of period	$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.00	[2]	0.04
Net realized and unrealized gain (loss) on investments	(0.57)		1.09

Total Income (loss) From Investment Operations	(0.57)		1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.05)
Distributions to shareholders from net realized gain	(0.08)		-

Total Distributions	(0.08)		(0.05)

Redemption fee proceeds [1]	-		0.00	[2]

Net asset value, end of period	$10.43		$11.08

Total return [3]	-5.12%		11.31%
Portfolio turnover	11%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$3		$2
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	4.20%		4.88%
Ratio of net investment income (loss) to average net assets	(0.13)%		0.80%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		For the Period November 30, 2020 (commencement of operations) through July 31, 2021
For a share outstanding for the period:
Net asset value, beginning of period	$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.01		0.06
Net realized and unrealized gain (loss) on investments	(0.56)		1.08

Total Income (loss) From Investment Operations	(0.55)		1.14

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)		(0.06)
Distributions to shareholders from net realized gain	(0.08)		-

Total Distributions	(0.10)		(0.06)

Redemption fee proceeds [1]	-		-

Net asset value, end of period	$10.43		$11.08

Total return [3]	-4.95%		11.44%
Portfolio turnover	11%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$23		$24
Ratio of expenses to average net assets	1.15%	[4]	1.15%	[4]
Ratio of gross expenses to average net assets	1.73%		2.00%
Ratio of net investment income (loss) to average net assets	0.15%		0.84%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021		For the Period April 1, 2020 (commencement of operations) through July 31, 2020
For a share outstanding for the period:
Net asset value, beginning of period	$19.06		$15.28		$10.00

Income from investment operations:
Net investment income (loss)	(0.09)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments	(2.89)		4.54		5.30

Total Income (loss) From Investment Operations	(2.98)		4.42		5.28

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		-		-
Distributions to shareholders from net realized gain	(0.72)		(0.64)		-

Total Distributions	(0.72)		(0.64)		-

Redemption fee proceeds [1]	-		0.00	[2]	-

Net asset value, end of period	$15.36		$19.06		$15.28

Total return [3]	-16.01%		28.94%		52.80%
Portfolio turnover	27%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$17		$19		$7
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.37%	[4,5]
Ratio of gross expenses to average net assets	1.82%		2.12%		3.95%
Ratio of net investment income (loss) to average net assets	(1.13)%		(0.87)%		(0.94)%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.37% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021		For the Period April 1, 2020 (commencement of operations) through July 31, 2020
For a share outstanding for the period:
Net asset value, beginning of period	$19.12		$15.29		$10.00

Income from investment operations:
Net investment income (loss)	(0.08)		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	(2.89)		4.57		5.31

Total Income (loss) From Investment Operations	(2.97)		4.47		5.29

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)		-		-
Distributions to shareholders from net realized gain	(0.72)		(0.64)		-

Total Distributions	(0.75)		(0.64)		-

Redemption fee proceeds [1]	-		-		-

Net asset value, end of period	$15.40		$19.12		$15.29

Total return [2]	-15.93%		29.25%		52.90%
Portfolio turnover	27%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$14		$19		$12
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.12%	[3,4]
Ratio of gross expenses to average net assets	1.35%		1.43%		2.89%
Ratio of net investment income (loss) to average net assets	(0.88)%		(0.62)%		(0.61)%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.12% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31,
			2021		2020		2019		2018		2017
For a share outstanding for the period:
Net asset value, beginning of period	$9.29		$ 7.28		$ 7.74		$ 8.72		$ 8.76		$ 7.38

Income from investment operations:
Net investment income (loss)	0.02		0.19		0.08		0.15		0.16		0.15
Net realized and unrealized gain (loss) on investments	(0.44)		1.94		(0.33)		(0.77)		0.02		1.35

Total Income (loss) From Investment Operations	(0.42)		2.13		(0.25)		(0.62)		0.18		1.50

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)		(0.12)		(0.21)		(0.13)		(0.22)		(0.12)
Distributions to shareholders from net realized gain	-		-		-		(0.23)		-		-

Total Distributions	(0.03)		(0.12)		(0.21)		(0.36)		(0.22)		(0.12)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.84		$ 9.29		$ 7.28		$ 7.74		$ 8.72		$ 8.76

Total return [3]	-4.53%		29.34%		-3.49%		-6.81%		2.08%		20.61%
Portfolio turnover	42%		88%		98%		77%		68%		73%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$274		$ 292		$ 397		$ 432		$ 612		$ 595
Ratio of expenses to average net assets	1.36%		1.37%		1.36%	[4,5]	1.41%	[5]	1.41%		1.46%
Ratio of gross expenses to average net assets	1.36%		1.37%		1.38%		1.41%		1.41%		1.46%
Ratio of net investment income (loss) to average net assets	0.45%		1.32%		0.93%		1.70%		1.81%		2.06%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.41% for the year ended July 31, 2019 and 1.36% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31,
		2021	2020		2019		2018		2017
For a share outstanding for the period:
Net asset value, beginning of period	$9.91	$ 7.77	$ 8.22		$ 9.18		$ 9.21		$ 7.76

Income from investment operations:
Net investment income (loss)	0.04	0.25	0.14		0.34		0.15		0.14
Net realized and unrealized gain (loss) on investments	(0.48)	2.02	(0.42)		(0.99)		0.04		1.43

Total Income (loss) From Investment Operations	(0.44)	2.27	(0.28)		(0.65)		0.19		1.57

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)	(0.13)	(0.17)		(0.08)		(0.22)		(0.12)
Distributions to shareholders from net realized gain	-	-	-		(0.23)		-		-

Total Distributions	(0.03)	(0.13)	(0.17)		(0.31)		(0.22)		(0.12)

Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$9.44	$ 9.91	$ 7.77		$ 8.22		$ 9.18		$ 9.21

Total return [3]	-4.47%	29.31%	-3.58%		-6.83%		2.00%		20.44%
Portfolio turnover	42%	88%	98%		77%		68%		73%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$20	$ 21	$ 21		$27		$ 81		$ 85
Ratio of expenses to average net assets	1.38%	1.38%	1.40%[4,5]		1.43%	[5]	1.47%		1.52%	[4]
Ratio of gross expenses to average net assets	1.38%	1.38%	1.54%		1.43%		1.47%		1.53%
Ratio of net investment income (loss) to average net assets	0.45%	1.27%	0.86%		1.41%		1.63%		1.99%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.43% for the year ended July 31, 2019 and 1.41% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31,
			2021		2020		2019		2018		2017
For a share outstanding for the period:
Net asset value, beginning of period	$9.19		$ 7.23		$ 7.69		$ 8.70		$ 8.74		$ 7.39

Income from investment operations:
Net investment income (loss)	0.04		0.16		0.09		0.18		0.18		0.19
Net realized and unrealized gain (loss) on investments	(0.43)		1.99		(0.30)		(0.78)		0.05		1.32

Total Income (loss) From Investment Operations	(0.39)		2.15		(0.21)		(0.60)		0.23		1.51

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)		(0.19)		(0.25)		(0.18)		(0.27)		(0.16)
Distributions to shareholders from net realized gain	-		-		-		(0.23)		-		-

Total Distributions	(0.07)		(0.19)		(0.25)		(0.41)		(0.27)		(0.16)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.73		$ 9.19		$ 7.23		$ 7.69		$ 8.70		$ 8.74

Total return [3]	-4.23%		29.80%		-3.05%		-6.49%		2.58%		20.80%
Portfolio turnover	42%		88%		98%		77%		68%		73%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$634		$ 636		$ 473		$ 524		$ 580		$ 384
Ratio of expenses to average net assets	0.90%		0.91%		0.95%	[4]	1.01%	[4]	1.02%		1.07%
Ratio of gross expenses to average net assets	0.90%		0.91%		0.95%		1.01%		1.02%		1.07%
Ratio of net investment income (loss) to average net assets	0.91%		1.79%		1.33%		2.30%		2.22%		2.82%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.01% for the year ended July 31, 2019 and 0.95% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31,						For the period July 23, 2018 (commencement of operations) through July 31, 2018
		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$9.20	$ 7.23		$ 7.70		$ 8.71		$8.56

Income from investment operations:
Net investment income (loss)	0.04	0.11		0.12		0.23		-
Net realized and unrealized gain (loss) on investments	(0.44)	2.04		(0.35)		(0.83)		0.15

Total Income (loss) From Investment Operations	(0.40)	2.15		(0.23)		(0.60)		0.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)	(0.18)		(0.24)		(0.18)		-
Distributions to shareholders from net realized gain	-	-		-		(0.23)		-

Total Distributions	(0.07)	(0.18)		(0.24)		(0.41)		-

Redemption fee proceeds [1]	-	0.00	[2]	-		-		-

Net asset value, end of period	$8.73	$ 9.20		$ 7.23		$ 7.70		$8.71

Total return [3]	-4.36%	29.88%		-3.28%		-6.50%		1.75%
Portfolio turnover	42%	88%		98%		77%		68%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$683	$ 627		$ 174		$ 238		$ 142
Ratio of expenses to average net assets	0.96%	0.98%		1.06%	[4]	1.13%	[4]	1.13%
Ratio of gross expenses to average net assets	0.96%	0.98%		1.06%		1.13%		1.13%
Ratio of net investment income (loss) to average net assets	0.83%	1.82%		1.26%		2.81%		0.32%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.13% for the year ended July 31, 2019 and 1.06% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2022 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 118 of this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities that are primarily traded on foreign exchanges are valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship.

Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees.

At least annually, Domini Impact Investments LLC (Domini) reviews and performs due diligence with respect to the pricing methodologies employed by any independent pricing service approved by the Funds’ Board of Trustees and utilized on behalf of the Funds. As part of this due diligence, Domini reviews each pricing service provider’s policies, procedures, and quality controls. Domini also tests certain valuations provided by the Funds’ pricing services with those received from other vendors, if available, and performs back testing, as applicable. Domini provides an annual due diligence report to the Funds’ Board of Trustees including its determination of whether the pricing methodology employed by such pricing service requires adjustments.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$105,542,656	$-	$-	$105,542,656
Consumer Discretionary	130,145,850	-	-	130,145,850
Consumer Staples	58,318,101	-	-	58,318,101
Financials	102,511,197	-	-	102,511,197
Health Care	130,667,910	-	-	130,667,910
Industrials	66,937,270	-	-	66,937,270
Information Technology	388,395,607	-	-	388,395,607
Materials	21,919,298	-	-	21,919,298
Real Estate	29,565,071	-	-	29,565,071
Utilities	5,914,519	-	-	5,914,519

Total	$1,039,917,479	$-	$-	$1,039,917,479

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Argentina	$167,545	$-	$-	$167,545
Australia	-	686,916	-	686,916

Austria	-	100,213	-	100,213
Belgium	-	110,243	-	110,243
Canada	556,232	-	-	556,232
China	100,981	143,735	-	244,716
Denmark	-	982,300	-	982,300
Finland	-	375,087	-	375,087
France	-	2,180,399	-	2,180,399
Germany	-	2,660,655	-	2,660,655
Hong Kong	-	659,550	-	659,550
Hungary	-	37,358	-	37,358
Ireland	-	274,890	-	274,890
Italy	-	228,343	-	228,343
Japan	-	5,558,565	-	5,558,565
Luxembourg	-	37,869	-	37,869
Netherlands	-	2,138,867	-	2,138,867
New Zealand	-	67,243	-	67,243
Norway	-	206,534	-	206,534
Singapore	-	277,004	-	277,004
South Africa	24,538	63,572	-	88,110
South Korea	39,308	-	-	39,308
Spain	-	637,382	-	637,382
Sweden	27,929	942,510	-	970,439
Switzerland	-	1,689,195	-	1,689,195
United Kingdom	499,152	2,014,583	-	2,513,735
United States	1,420,864	474,968	-	1,895,832

Total	$2,836,549	$22,547,982	$-	$25,384,531

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$910,242	$-	$-	$910,242
Consumer Discretionary	2,722,576	1,366,853	-	4,089,429

Consumer Staples	477,987	-	-	477,987
Financials	2,012,610	2,504,674	-	4,517,284
Health Care	4,743,975	1,364,645	-	6,108,620
Industrials	995,351	2,578,457	-	3,573,808
Information Technology	7,042,356	1,438,655	-	8,481,011
Real Estate	-	1,117,743	-	1,117,743

Total	$18,905,097	$10,371,027	$-	$29,276,124

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$83,468,373	$-	$83,468,373
Austria	-	8,668,370	-	8,668,370
Belgium	-	1,616,482	-	1,616,482
Brazil	10,212,663	-	-	10,212,663
China	2,133,461	32,157,251	-	34,290,712
Colombia	-	1,556,852	-	1,556,852
Denmark	-	46,656,898	-	46,656,898
Finland	-	17,009,975	-	17,009,975
France	-	154,826,654	-	154,826,654
Germany	-	87,215,264	-	87,215,264
Hong Kong	-	26,171,852	-	26,171,852
Hungary	1,726,385	-	-	1,726,385
India	-	5,183,031	-	5,183,031
Ireland	1,524,726	9,833,374	-	11,358,100
Israel	27,917,733	-	-	27,917,733
Italy	-	52,840,648	-	52,840,648
Japan	-	351,925,876	-	351,925,876

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Luxembourg	$-	$2,610,089	$-	$2,610,089
Mexico	2,404,205	-	-	2,404,205
Netherlands	-	79,432,455	-	79,432,455
Norway	-	8,164,897	-	8,164,897
Russian Federation	-	2,158,707	-	2,158,707
Singapore	-	4,798,792	-	4,798,792
South Africa	20,500,506	-	-	20,500,506

South Korea	-	9,863,979	-	9,863,979
Spain	-	47,550,377	-	47,550,377
Sweden	-	51,551,006	-	51,551,006
Switzerland	-	177,748,970	-	177,748,970
Taiwan	-	24,235,330	-	24,235,330
Thailand	-	8,857,927	-	8,857,927
United Kingdom	-	182,121,903	-	182,121,903
United States	16,444,636	25,647,664	-	42,092,300

Total	$82,864,316	$1,503,872,995	$-	$1,586,737,311

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

As of January 31, 2022, open foreign currency spot contracts were as follows:

Domini Impact Equity Fund	$—
Domini International Opportunities Fund	—
Domini Sustainable Solutions Fund	—
Domini Impact International Equity Fund	4,893,822

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Dividends to shareholders of the Domini International Opportunities Fund, the Domini Sustainable Solutions Fund and the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Funds effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Transfer Agent Credits. Per the arrangement with the Funds’ former transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Funds had arrangements prior to June 22, 2020, whereby they received earnings credits when positive cash balances were maintained. Such credits were used to offset transfer agency fees.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini International Opportunities Fund	0.85% of the first $2 billion of net assets managed,
0.83% of the next $1 billion of net assets mangaged, and
0.80% of the net assets manged in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.96% of the first $250 million of net assets managed,
0.88% of the next $250 million of net assets managed, and
0.785% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2021, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, interest taxes, and other extraordinary expenses) until November 30, 2022, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversees the Funds, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Class A Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares (formerly Class R shares)	0.80%

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

Domini International Opportunities Fund Investor Shares	1.40%
Domini International Opportunities Fund Institutional Shares	1.15%
Domini Sustainable Solutions Fund Investor Shares	1.40%
Domini Sustainable Solutions Fund Institutional Shares	1.15%
Domini Impact International Equity Fund Class A Shares	1.40%
Domini Impact International Equity Fund Class Y Shares	1.12%

For the six months ended January 31, 2022, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED
Domini Impact Equity Fund	$-	$27,850
Domini International Opportunities Fund	-	105,429
Domini Sustainable Solutions Fund	-	33,728
Domini Impact International Equity Fund	-	-

As of January 31, 2022, Domini owned less than 3% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund and the Domini Impact International Equity Fund on a day-to-day basis pursuant to a submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense. For the six months ended January 31, 2022, the fees received by each Fund’s submanager were as follows:

Domini Impact Equity Fund	137,512
Domini International Opportunities Fund	33,694
Domini Sustainable Solutions Fund	87,500
Domini Impact International Equity Fund	3,129,259

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2022, fees waived were as follows:

FEES WAIVED
Domini Impact Equity Fund Investor Shares	$-
Domini Impact Equity Fund Class A Shares	10,196
Domini International Opportunities Fund Investor Class	3,336
Domini Sustainable Solutions Fund Investor Class	24,504
Domini Impact International Equity Fund Investor Shares	-
Domini Impact International Equity Fund Class A Shares	-

DSIL, the Funds’ Distributor, retained front-end sales charges, net of commissions paid to unaffiliated brokers/dealers, related to the sale of Class A shares. Front-end sales charges do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment. For the six months ended January 31, 2022, DSIL retained sales charges of $1,537, and $1,102 from the Domini Impact Equity Fund Class A Shares, and the Domini Impact International Equity Fund Class A shares, respectively

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), pursuant to a master services agreement between each Fund and Ultimus. Ultimus acts as the transfer agent and provides certain shareholder servicing for the Funds. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2022, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees received an annual retainer for serving as a Trustee of the Trust of $32,000. The Lead Independent Trustee and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

As of January 31, 2022, all Trustees and officers of the Trust as a group owned less than 3% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2022, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$32,061,947	$69,219,746
Domini International Opportunities Fund	3,356,621	2,931,422
Domini Sustainable Solutions Fund	9,729,222	13,265,098
Domini Impact International Equity Fund	784,241,462	669,846,461

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2022, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	323,864	$11,349,027	963,001	$29,510,055
Shares issued in reinvestment of dividends and distributions	1,499,865	51,970,289	612,641	18,442,316
Shares redeemed	(982,125)	(34,158,487)	(1,849,549)	(56,833,984)
Redemption fees	-	224	-	3,340

Net increase (decrease)	841,604	$29,161,053	(273,907)	$(8,878,273)

Class A Shares
Shares sold	8,063	$285,767	17,030	$531,594
Shares issued in reinvestment of dividends and distributions	12,633	437,266	5,203	156,281
Shares redeemed	(9,953)	(341,213)	(39,510)	(1,187,088)
Redemption fees	-	-	-	-

Net increase (decrease)	10,743	$381,820	(17,277)	$(499,213)

Institutional Shares
Shares sold	175,551	$6,148,817	663,667	$20,541,303
Shares issued in reinvestment of dividends and distributions	179,950	6,200,061	81,049	2,427,896
Shares redeemed	(268,527)	(9,328,027)	(549,800)	(16,672,782)
Redemption fees	-	-	-	16,797

Net increase	86,974	$3,020,851	194,916	$6,313,214

Class Y Shares (formerly Class R shares)
Shares sold	11,100	$383,457	120,273	$3,791,601
Shares issued in reinvestment of dividends and distributions	16,190	558,770	6,429	193,175
Shares redeemed	(23,520)	(829,379)	(92,913)	(2,921,157)
Redemption fees	-	-	-	404

Net increase	3,770	$112,848	33,789	$1,064,023

Total
Shares sold	518,578	$18,167,068	1,763,971	$54,374,553
Shares issued in reinvestment of dividends and distributions	1,708,638	59,166,386	705,322	21,219,668
Shares redeemed	(1,284,125)	(44,657,106)	(2,531,772)	(77,615,011)
Redemption fees	-	224	-	20,541

Net increase (decrease)	943,091	$32,676,572	(62,479)	$(2,000,249)

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount

Domini International Opportunities Fund

Investor Class
Shares sold	44,669	$496,197	222,030	$2,314,845
Shares issued in reinvestment of dividends and distributions	1,962	21,602	924	10,305
Shares redeemed	(2,933)	(32,225)	(3,767)	(39,784)
Redemption fees	-	-	-	5

Net increase	43,698	$485,574	219,187	$2,285,371

Institutional Class
Shares sold	-	$-	2,198,767	$21,988,130
Shares issued in reinvestment of dividends and distributions	21,044	231,690	12,639	140,924
Shares redeemed	(12,342)	(137,805)	(44,184)	(482,062)
Redemption fees	-	-	-	-

Net increase	8,702	$93,885	2,167,222	$21,646,992

Total
Shares sold	44,669	$496,197	2,420,797	$24,302,975
Shares issued in reinvestment of dividends and distributions	23,006	253,292	13,563	151,229
Shares redeemed	(15,275)	(170,030)	(47,951)	(521,846)
Redemption fees	-	-	-	5

Net increase	52,400	$579,459	2,386,409	$23,932,363

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Class
Shares sold	139,279	$2,581,748	725,096	$13,364,243
Shares issued in reinvestment of dividends and distributions	44,625	762,202	21,954	416,020
Shares redeemed	(78,824)	(1,438,707)	(214,835)	(3,884,402)
Redemption fees	-	-	-	3,761

Net increase	105,080	$1,905,243	532,215	$9,899,622

Institutional Class
Shares sold	309	$6,001	177,319	$3,306,221
Shares issued in reinvestment of dividends and distributions	36,122	618,765	31,096	590,212
Shares redeemed	(165,333)	(3,169,776)	(9,752)	(188,187)
Redemption fees	-	-	-	-

Net decrease (increase)	(128,902)	$(2,545,010)	198,663	$3,708,246

Total
Shares sold	139,588	$2,587,749	902,415	$16,670,464
Shares issued in reinvestment of dividends and distributions	80,747	1,380,967	53,050	1,006,232
Shares redeemed	(244,157)	(4,608,483)	(224,587)	(4,072,589)
Redemption fees	-	-	-	3,761

Net decrease (increase)	(23,822)	$(639,767)	730,878	$13,607,868

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	2,581,688	$23,797,782	10,859,739	$90,529,120
Shares issued in reinvestment of dividends and distributions	89,142	813,866	410,673	3,673,413
Shares redeemed	(3,171,319)	(29,289,051)	(34,306,175)	(281,044,796)
Redemption fees	-	118	-	4,135

Net decrease	(500,489)	$(4,677,285)	(23,035,763)	$(186,838,128)

Class A Shares
Shares sold	216,536	$2,117,412	435,307	$3,882,793
Shares issued in reinvestment of dividends and distributions	5,566	54,268	29,971	288,083
Shares redeemed	(271,461)	(2,671,140)	(1,041,571)	(9,515,142)
Redemption fees	-	-	-	-

Net decrease	(49,359)	$(499,460)	(576,293)	$(5,344,266)

Institutional Shares
Shares sold	8,750,224	$79,680,205	21,182,686	$180,725,317
Shares issued in reinvestment of dividends and distributions	390,804	3,521,142	934,245	8,223,281
Shares redeemed	(5,688,123)	(51,803,398)	(18,488,956)	(154,695,517)
Redemption fees	-	732	-	964

Net increase	3,452,905	$31,398,681	3,627,975	$34,254,045

Class Y Shares
Shares sold	14,707,184	$134,782,745	51,215,124	$428,413,776
Shares issued in reinvestment of dividends and distributions	571,168	5,151,938	1,074,722	9,565,527
Shares redeemed	(5,267,989)	(48,074,932)	(8,225,555)	(71,515,801)
Redemption fees	-	-	-	71

Net increase	10,010,363	$91,859,751	44,064,291	$366,463,573

Total
Shares sold	26,255,632	$240,378,144	83,692,856	$703,551,006
Shares issued in reinvestment of dividends and distributions	1,056,680	9,541,214	2,449,611	21,750,304
Shares redeemed	(14,398,892)	(131,838,521)	(62,062,257)	(516,771,256)
Redemption fees	-	850	-	5,170

Net increase	12,913,420	$118,081,687	24,080,210	$208,535,224

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

6. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2021, are as follows:

	Domini Impacta Equity Fund	Domini Opportunities International Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund
Undistributed Ordinary Income	$4,450,295	$191,409	$23,672	$11,610,410
Undistributed capital gains	49,604,245	-	570,524	-
Unrealized appreciation/(depreciation)	483,148,841	2,321,361	9,348,643	232,738,920
Capital losses, other losses and other temporary differences	-	-	-	(51,668,674)

Distributable net earnings/(deficit)	$537,203,381	$2,512,770	$9,942,839	$192,680,656

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2021, the Domini Impact International Equity Fund had a short-term capital loss carryover of $51,668,674 and long-term capital loss carryover of $0.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini International Opportunities Fund	Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		For the Period November 30, 2020 (commencement of operations) through	Year Ended July 31,		Year Ended July 31,
	2021	2020	July 31, 2021	2021	2020	2021	2020
Ordinary income	$9,314,253	$4,993,996	$151,254	$1,018,812	$-	$26,500,889	$34,293,339
Long-term capital gain	13,824,026	15,320,008	-	-	-	-	-

Total	$23,138,279	$20,314,004	$151,254	$1,018,812	$-	$26,500,889	$34,293,339

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

unrealized appreciation on securities held or for excise tax on income and capital gains.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, the spread of infectious illness or other public health issues, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Funds fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters, global pandemics and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Funds invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

Recent Events Risk: The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may adversely affect the value and/or liquidity of the Funds’ investments. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The ultimate economic fallout from the

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022 (Unaudited)

ASSETS
Investments, at value (cost $369,523,357)	$369,685,447
Cash	10,256,733
Foreign currency, at value (cost $32,505)	32,430
Receivable for securities sold	41,971,293
Interest receivable	1,472,742
Collateral on certain derivative contracts	1,000,000
Premium paid for swap contracts	1,709,906
Receivable for variation margin swaps	1,401,505
Receivable for capital shares	606,466
Cash held at other banks (cost $260,361)	260,320
Unrealized appreciation on forward currency contracts	59,004

Total assets	428,455,846

LIABILITIES
Payable for securities purchased	133,817,386
Payable for capital shares	204,339
Payable for variation margin swaps	1,614,311
Cash due to broker (cost $1,071,661)	1,071,305
Premium received for swap contracts	556,901
Management fee payable	79,809
Distribution fee payable	28,145
Other accrued expenses	114,045
Dividend payable	24,849
Foreign tax payable	207

Total liabilities	137,511,297

NET ASSETS	$290,944,549

NET ASSETS CONSISTS OF
Paid-in Capital	$291,980,175
Total distributable earnings (loss)	(1,035,626)

NET ASSETS	$290,944,549

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$148,373,822

Outstanding shares of beneficial interest	12,910,869

Net Asset Value And Offering Price Per Share*	$11.49

Institutional Shares
Net assets	$130,164,263

Outstanding shares of beneficial interest	11,406,512

Net Asset Value And Offering Price Per Share*	$11.41

Class Y Shares
Net assets	$12,406,464

Outstanding shares of beneficial interest	1,078,595

Net Asset Value And Offering Price Per Share*	$11.50

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2022 (Unaudited)

INCOME
Interest income (net of foreign taxes $194)	$2,786,142

EXPENSES
Management fee	441,213
Administrative fee	346,168
Distribution fees – Investor Shares	191,082
Transfer agent fees – Investor Shares	99,453
Transfer agent fees – Institutional Shares	441
Transfer agent fees – Class Y Shares	9,448
Custody and Accounting fees	81,148
Professional fees	36,197
Registration fees – Investor Shares	10,275
Registration fees – Institutional Shares	41,415
Registration fees – Class Y Shares	7,205
Shareholder Communication fees	15,744
Miscellaneous	18,961
Trustees fees	5,005
Shareholder Service fees – Investor Shares	5,103
Shareholder Service fees – Institutional Shares	69
Shareholder Service fees – Class Y Shares	10

Total expenses	1,308,937
Fees waived and expenses reimbursed	(288,396)

Net expenses	1,020,541

NET INVESTMENT INCOME (LOSS)	1,765,601

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,077,331)
Swap Contracts	435,118
Futures Contracts	131,503
Forward contracts	371,440

Net realized gain (loss)	(139,270)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(10,486,355)
Swap Contracts	(429,707)
Futures Contracts	449,456
Forward Contracts	1,764
Translation of assets and liabilities in foreign currencies	(48,481)

Net change in unrealized appreciation (depreciation)	(10,513,323)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,652,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,886,992)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,765,601	$3,193,000
Net realized gain (loss)	(139,270)	1,905,176
Net change in unrealized appreciation (depreciation)	(10,513,323)	(2,045,383)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,886,992)	3,052,793

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(2,309,813)	(6,952,560)
Institutional Shares	(1,868,723)	(2,689,036)
Class Y Shares	(197,159)	(17,941)

Net Decrease in Net Assets from Distributions	(4,375,695)	(9,659,537)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	75,251,574	103,667,007
Net asset value of shares issued in reinvestment of distributions and dividends	4,010,826	8,494,115
Payments for shares redeemed	(28,214,072)	(42,317,807)
Redemption fees	16	4,846

Net Increase (Decrease) in Net Assets from Capital Share Transactions	51,048,344	69,848,161

Total Increase (Decrease) in Net Assets	37,785,657	63,241,417

NET ASSETS
Beginning of period	$253,158,892	$189,917,475

End of period	$290,944,549	$253,158,892

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31,
			2021		2020		2019		2018		2017
For a share outstanding for the period:
Net asset value, beginning of period	$12.04		$12.49		$ 11.46		$10.92		$11.26		$11.60

Income from investment operations:
Net investment income (loss)	0.07		0.18		0.22		0.28		0.26		0.23
Net realized and unrealized gain (loss) on investments	(0.44)		(0.05)		1.04		0.55		(0.33)		(0.29)

Total Income (loss) From Investment Operations	(0.37)		0.13		1.26		0.83		(0.07)		(0.06)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)		(0.18)		(0.23)		(0.27)		(0.26)		(0.23)
Distributions to shareholders from net realized gain	(0.11)		(0.40)		-		-		(0.01)		(0.05)
Tax return of capital [1]	-		-		-		(0.02)		-		(0.00)	[2]

Total Distributions	(0.18)		(0.58)		(0.23)		(0.29)		(0.27)		(0.28)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$11.49		$12.04		$ 12.49		$11.46		$10.92		$11.26

Total return [3]	-3.09%		1.06%		11.09%		7.77%		-0.74%		-0.32%
Portfolio turnover	218%		378%		469%		319%		326%		386%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$148		$ 151		$ 144		$121		$ 144		$ 143
Ratio of expenses to average net assets	0.87%	[4]	0.87%	[4]	0.86%	[4,5]	0.87%	[4,5]	0.87%	[4]	0.93%	[4]
Ratio of gross expenses to average net assets	1.09%		1.10%		1.15%		1.20%		1.14%		1.16%
Ratio of net investment income (loss) to average net assets	1.15%		1.47%		1.84%		2.55%		2.37%		2.06%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.87% for the year ended July 31, 2019 and 0.86% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31,
		2021		2020		2019		2018		2017
For a share outstanding for the period:
Net asset value, beginning of period	$11.96	$12.41		$ 11.38		$10.89		$11.23		$11.57

Income from investment operations:
Net investment income (loss)	0.09	0.23		0.25		0.33		0.30		0.27
Net realized and unrealized gain (loss) on investments	(0.44)	(0.07)		1.04		0.53		(0.34)		(0.29)

Total Income (loss) From Investment Operations	(0.35)	0.16		1.29		0.86		(0.04)		(0.02)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.09)	(0.21)		(0.26)		(0.34)		(0.29)		(0.27)
Distributions to shareholders from net realized gain	(0.11)	(0.40)		-		-		(0.01)		(0.05)
Tax return of capital [1]	-	-		-		(0.03)		-		(0.00)	[2]

Total Distributions	(0.20)	(0.61)		(0.26)		(0.37)		(0.30)		(0.32)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$11.41	$11.96		$ 12.41		$11.38		$10.89		$11.23

Total return [3]	-2.97%	1.35%		11.49%		8.06%		-0.36%		-0.13%
Portfolio turnover	218%	378%		469%		319%		326%		386%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$130	$ 91		$ 46		$37		$ 13		$ 6
Ratio of expenses to average net assets	0.57%[4]	0.57%[4]		0.56%[4,5]		0.57%[4,5]		0.57%[4]		0.62%[4]
Ratio of gross expenses to average net assets	0.75%	0.73%		0.74%		0.84%		1.03%		1.02%
Ratio of net investment income (loss) to average net assets	1.44%	1.72%		2.13%		2.84%		2.67%		2.38%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.57% for the year ended July 31, 2019 and 0.56% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2022 (unaudited)		For the Period June 1, 2021 (commencement of operations) through July 31, 2021
For a share outstanding for the period:
Net asset value, beginning of period	$12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.08		0.03
Net realized and unrealized gain (loss) on investments	(0.44)		0.20

Total Income (loss) From Investment Operations	(0.36)		0.23

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.08)		(0.03)
Distributions to shareholders from net realized gain	(0.11)		-

Total Distributions	(0.19)		(0.03)

Redemption fee proceeds	-		-

Net asset value, end of period	$11.50		$12.05

Total return [1]	-2.98%		1.93%
Portfolio turnover	218%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$12		$11
Ratio of expenses to average net assets	0.65%	[2]	0.65%	[2]
Ratio of gross expenses to average net assets	0.95%		1.03%
Ratio of net investment income (loss) to average net assets	1.36%		1.36%

1 Not annualized for periods less than one year.

2 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2022 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

At least annually, Domini Impact Investments LLC (Domini) reviews and performs due diligence with respect to the pricing methodologies employed by any independent pricing service approved by the Fund’s Board of Trustees and utilized on behalf of the Funds. As part of this due diligence, Domini reviews each pricing service provider’s policies, procedures, and quality controls. Domini also tests certain valuations provided by the Fund’s pricing services with those received from other vendors, if available, and performs back testing, as applicable. Domini provides an annual due diligence report to the Fund’s Board of Trustees including its determination of whether the pricing methodology employed by such pricing service requires adjustments.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$139,226,671	$-	$139,226,671
Corporate Bonds and Notes	-	87,222,618	-	87,222,618
U.S. Government Agency Obligations	-	39,244,557	-	39,244,557
Municipal Bonds	-	23,623,189	-	23,623,189
Senior Floating Rate Interests	-	11,578,124	-	11,578,124
Foreign Government & Agency Securities	-	5,270,756	-	5,270,756
Asset Backed Securities	-	1,514,666	-	1,514,666
Convertible Bonds	-	1,118,342	-	1,118,342
Preferred Stocks	525,814	-	-	525,814
Certificates of Deposit	-	403,826	-	403,826

Total Long Term Investments	$525,814	$309,202,749	$-	$309,728,563

Short Term Investments in Securities:
U.S. Government Agency Obligations	-	59,956,884	-	59,956,884

Total Short Term Investments	$-	$59,956,884	$-	$59,956,884

Total Investment in Securities	$525,814	$369,159,633	$-	$369,685,447

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments:
Forward Currency Contracts	$-	$59,004	$-	$59,004
Futures	84,963	-	-	84,963
Interest Rate Swap - CCP	-	1,173,152	-	1,173,152

Total Other Financial Instruments	$84,963	$1,232,156	$-	$1,317,119

Liabilities:

Other Financial Instruments:
Credit Default Swap - CCP	-	(8,806)	-	(8,806)
Interest Rate Swap - CCP	-	(1,315,124)	-	(1,315,124)

Total Other Financial Instruments	$-	$(1,323,930)	$-	$(1,323,930)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had $2,427,256 in outstanding open foreign currency spot contracts as of January 31, 2022.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchase or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of January 31, 2022.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional variation margin, based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2022 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2022 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2022, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. OTC and centrally cleared credit default swap contracts outstanding at January 31, 2022 are listed in the Fund’s Portfolio of Investments.

(L) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(M) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(N) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(O) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Funds effective August 16, 2021.

(P) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(Q) Transfer Agent Credits. Per the arrangement with the Fund’s former transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Fund had arrangements prior to June 22, 2020, whereby it received earnings credits when positive cash balances were maintained. Such credits were used to offset transfer agent fees.

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the next $50 million of net assets managed, and 0.315% of next assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2021, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2022, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversee the Fund. For the six months ended January 31, 2022, Domini reimbursed expenses totaling $211,687.

As of January 31, 2022, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a submanagement agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense. For the six months ended January 31, 2022, the fees received by the Fund’s submanager were $276,935.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2022, fees waived by DSIL for the Investor shares totaled $76,640.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Soultions, LLC ( Ultimus ), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2022, Domini waived fees as follows:

FEES WAIVED
Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	69
Domini Impact Bond Fund Class Y Shares	-

(E) Trustees and Officers. Each of the Independent Trustees received an annual retainer for serving as a Trustee of the Trust of $32,000. The Lead Independent Trustee and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2022, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2022, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$631,466,198	$592,295,787
Investments in Securities	45,701,867	18,379,801

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2022, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2022 (unaudited)		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,395,565	$16,551,972	3,084,707	$37,222,134
Shares issued in reinvestment of dividends and distributions	192,771	2,273,012	557,060	6,741,497
Shares redeemed	(1,184,669)	(14,039,773)	(2,679,782)	(32,227,667)
Redemption fees	-	16	-	4,797

Net increase	403,667	$4,785,227	961,985	$11,740,761

Institutional Shares
Shares sold	4,749,668	$55,861,654	4,611,043	$54,887,601
Shares issued in reinvestment of dividends and distributions	131,655	1,540,654	144,471	1,734,677
Shares redeemed	(1,110,861)	(12,888,807)	(801,921)	(9,624,712)
Redemption fees	-	-	-	49

Net increase	3,770,462	$44,513,501	3,953,593	$46,997,615

Class Y Shares
Shares sold	239,141	$2,837,948	968,570	$11,557,272
Shares issued in reinvestment of dividends and distributions	16,705	197,160	1,493	17,941
Shares redeemed	(108,351)	(1,285,492)	(38,963)	(465,428)
Redemption fees	-	-	-	-

Net increase	147,495	$1,749,616	931,100	$11,109,785

Total
Shares sold	6,384,374	$75,251,574	8,664,320	$103,667,007
Shares issued in reinvestment of dividends and distributions	341,131	4,010,826	703,024	8,494,115
Shares redeemed	(2,403,881)	(28,214,072)	(3,520,666)	(42,317,807)
Redemption fees	-	16	-	4,846

Net increase	4,321,624	$51,048,344	5,846,678	$69,848,161

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

6. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2022, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate contracts	Receivable for Variation Margin swaps / Unrealized appreciation on OTC swap contracts/Net assets consist of - Total distributable earnings	$1,385,141	Payable for Variation Margin swaps / Unrealized depreciation on OTC swap contracts/Net assets consist of - Total distributable earnings	$1,605,505

Credit contracts	Receivable for Variation Margin swaps / Unrealized appreciation on OTC swap contracts/Net assets consist of - Total distributable earnings	16,364	Payable for Variation Margin swaps / Unrealized depreciation on OTC swap contracts/Net assets consist of - Total distributable earnings	8,806

Forward currency contracts.	Unrealized appreciation on forward currency contracts/Net assets consist of - Total distributable earnings	59,004	Unrealized depreciation on forward currency contracts/Net assets consist of - Total distributable earnings	-

Total		$1,460,509		$1,614,311

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

For the six months ended January 31, 2022, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Total Return Swap Contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	$(159,584)	$138,772

Interest rate contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	610,555	(561,793)

Credit contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	(15,853)	(6,686)

Forward currency contracts	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	371,440	1,764

Futures contracts	Net realized gain (loss) from future contracts/ Net change in unrealized appreciation (depreciation) from future contracts	131,503	449,456

Total		$938,061	$21,513

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows

Futures contracts (notional)	$15,338,216
Forward currency contracts (contract amount)	$6,424,902
OTC interest rate swap contracts (notional)	$6,420,000
Centrally cleared interest rate swap contracts (notional)	$123,470,567
Centrally cleared credit default contracts (notional)	$4,943,987

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

7. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2021, is as follows:

Undistributed capital gains	$1,445,797
Unrealized appreciation/(depreciation)	10,849,389
Capital losses, other losses and other temporary differences	(36,620)

Distributable net earnings/(deficit)	$12,258,566

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2021	2020

Ordinary income	$8,904,751	$3,424,601
Long-term capital gain	754,786	-

Total	$9,659,537	$3,424,601

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, the spread of infectious illness or other public health issues, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters, global pandemics and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2022 (Unaudited)

located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Recent Events Risk: The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may adversely affect the value and/or liquidity of the Fund’s investments. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting domini.com/proxyvoting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at domini.com, and on the EDGAR database on the SEC’s website at sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Port EX. The Domini Funds’ Forms NPORT-EX are available on the EDGAR database on the SEC’s website at sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on is also available to be viewed at domini.com.

DOMINI FUNDS P.O. Box 46707 Cincinnati, OH 45246-0707 1-800-582-6757 domini.com Investment Manager, Sponsor, and Distributor: Domini Impact Investments LLC (Investment Manager and Sponsor) DSIL Investment Services LLC (Distributor) 180 Maiden Lane, Suite 1302 New York, NY 10038-4925 Investment Submanagers: Domini Impact Equity Fund Domini International Opportunities Fund Domini Sustainable Solutions Fund SSGA Funds Management, Inc. 1 Iron Street Boston, MA 02210 Domini Impact International Equity Fund Domini Impact Bond Fund Wellington Management Company LLP 280 Congress Street Boston, MA 02210 Transfer Agent: Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Custodian: State Street Bank and Trust Company 100 Summer Street Boston, MA 02210 Independent Registered Public Accounting Firm: KPMG LLP Two Financial Center 60 South Street Boston, MA 02111 Legal Counsel: Morgan, Lewis & Bockius LLP One Federal Street Boston, MA 02110

Domini Funds P.O. Box 46707 | Cincinnati, OH 45246-0707 1-800-582-6757 | domini.com | @DominiFunds domini.com/subscribe Domini Impact Equity FundSM Investor Shares: CUSIP 257132100 | DSEFX Institutional Shares: CUSIP 257132852 | DIEQX Class Y Shares: CUSIP 257132308 | DSFRX Class A Shares: CUSIP 257132860 | DSEPX Domini International Opportunities FundSM Investor Shares: CUSIP 257132753 | RISEX Institutional Shares: CUSIP 257132746 | LEADX Domini Sustainable Solutions FundSM Investor Shares: 257132761 | CAREX Institutional Shares: 257132779 | LIFEX Domini Impact International Equity FundSM Investor Shares: CUSIP 257132704 | DOMIX Institutional Shares: CUSIP 257132811 | DOMOX Class Y Shares: CUSIP 257132787 | DOMYX Class A Shares: CUSIP 257132886 | DOMAX Domini Impact Bond FundSM Investor Shares: CUSIP 257132209 | DSBFX Institutional Shares: CUSIP 257132829 | DSBIX Class Y Shares: CUSIP 257132795 | DSBYX

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina M. Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant

Item 13.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 7, 2022

By:	/s/ Christina M. Povall
Christina M. Povall
Treasurer (Principal Financial Officer)

Date: April 7, 2022